      As filed with the Securities and Exchange Commission on May 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act File No. 811-04815

                                ULTRA SERIES FUND
                             5910 Mineral Point Road
                                Madison, WI 53705
                      (Registrant's Exact Name and Address)

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                       Managing Associate General Counsel
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

     For Period Ended March 31, 2008

     CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AGGRESSIVE ALLOCATION, MONEY MARKET, BOND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES, INTERNATIONAL STOCK FUND, TARGET RETIREMENT 2020, TARGET RETIREMENT 2030 AND TARGET RETIREMENT 2040 FUNDS OF THE ULTRA SERIES FUND

     DISTRIBUTED BY:
     CUNA Brokerage Services, Inc.
     Office of Supervisory Jurisdiction
     2000 Heritage Way
     Waverly, IA 50677
     Member FINRA/SIPC

     TELEPHONE:
     (319) 352-4090
     (800) 798-5500

     This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of purchase of securities unless preceded or accompanied by a prospectus.

Table of Contents

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Conservative Allocation Fund..........................................      1
   Moderate Allocation Fund..............................................      2
   Aggressive Allocation Fund............................................      3
   Money Market Fund.....................................................      4
   Bond Fund.............................................................      5
   High Income Fund......................................................      9
   Diversified Income Fund...............................................     14
   Large Cap Value Fund..................................................     19
   Large Cap Growth Fund.................................................     22
   Mid Cap Value Fund....................................................     25
   Mid Cap Growth Fund...................................................     28
   Small Cap Value Fund..................................................     31
   Small Cap Growth Fund.................................................     33
   Global Securities Fund................................................     36
   International Stock Fund..............................................     38
   Target Retirement 2020 Fund...........................................     43
   Target Retirement 2030 Fund...........................................     44
   Target Retirement 2040 Fund...........................................     45
NOTES TO PORTFOLIO OF INVESTMENTS........................................     46
OTHER INFORMATION........................................................     55

Conservative Allocation Fund Portfolio of Investments (Unaudited)

INVESTMENT COMPANIES - 100.02%
                DEBT SECURITIES - 59.33%
    1,290,683   MEMBERS Bond Fund, Class Y (R)                    $   12,816,483
    1,334,366   MEMBERS High Income Fund,
                Class Y (R)                                            9,100,379
    1,684,999   Oppenheimer International Bond Fund                   11,373,743
      993,612   T. Rowe Price Spectrum Fund                           11,913,408
      879,765   Western Asset Intermediate
                Bond Portfolio                                         9,061,582
                                                                  --------------
                                                                      54,265,595
                                                                  --------------
                EQUITY SECURITIES - 26.59%
      842,107   MEMBERS Large Cap Growth Fund,
                Class Y (R)*                                          12,656,872
      564,472   MEMBERS Large Cap Value Fund,
                Class Y (R)                                            8,100,178
      584,249   MEMBERS Mid Cap Growth Fund,
                Class Y (R)                                            3,563,920
                                                                  --------------
                                                                      24,320,970
                                                                  --------------
                FOREIGN SECURITIES - 13.01%
      723,237   MEMBERS International Stock Fund,
                Class Y (R)                                            9,170,650
      102,796   Principal International Emerging
                Markets Fund                                           2,732,319
                                                                  --------------
                                                                      11,902,969
                                                                  --------------
                MONEY MARKET SECURITIES - 1.09%
    1,001,055   SSgA Prime Money Market Fund                           1,001,055
                                                                  --------------
                TOTAL INVESTMENT COMPANIES
                (Cost $93,588,615**)                                  91,490,589
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)%                               (20,308)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   91,470,281
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $93,595,768.

(R)  Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
INVESTMENT COMPANIES - 100.02%
                ALTERNATIVE ASSET CLASSES - 3.08%
      207,085   Ivy Global Natural Resources Fund                 $    7,608,318
                                                                  --------------
                DEBT SECURITIES - 29.31%
    2,489,601   MEMBERS Bond Fund, Class Y (R)                        24,721,737
    1,804,000   MEMBERS High Income Fund,
                Class Y (R)                                           12,303,282
    2,661,244   Oppenheimer International Bond Fund                   17,963,395
    1,444,142   T. Rowe Price Spectrum Fund                           17,315,268
                                                                  --------------
                                                                      72,303,682
                                                                  --------------
                EQUITY SECURITIES - 39.81%
      336,794   American Beacon Large Cap Value Fund                   7,096,254
    2,270,721   MEMBERS Large Cap Growth Fund,
                Class Y (R)*                                          34,128,943
      850,044   MEMBERS Large Cap Value Fund,
                Class Y (R)                                           12,198,126
    2,374,535   MEMBERS Mid Cap Growth Fund,
                Class Y (R)                                           14,484,662
    1,054,495   MEMBERS Small Cap Growth Fund,
                Class Y (R)                                            9,659,173
      829,894   MEMBERS Small Cap Value Fund,
                Class Y (R)                                            7,336,259
      203,859   Neuberger Berman Partners Fund                         6,007,739
      440,050   Victory Special Value Fund                             7,282,825
                                                                  --------------
                                                                      98,193,981
                                                                  --------------
                FOREIGN SECURITIES - 26.80%
    2,732,331   MEMBERS International Stock Fund,
                Class Y (R)                                           34,645,963
      440,748   Principal International Emerging
                Markets Fund                                          11,715,078
      652,141   Thornburg International Value Fund                    19,746,827
                                                                  --------------
                                                                      66,107,868
                                                                  --------------
                MONEY MARKET SECURITIES - 1.02%
    2,507,302   SSgA Prime Money Market Fund                           2,507,302
                                                                  --------------
                TOTAL INVESTMENT COMPANIES                           246,721,151
                (Cost $258,038,414**)
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)%                               (52,400)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  246,668,751
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was

     $258,526,653.

(R)  Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
INVESTMENT COMPANIES - 100.02%
                ALTERNATIVE ASSET CLASSES - 4.12%
       86,759   Ivy Global Natural Resources Fund                 $    3,187,510
                                                                  --------------
                EQUITY SECURITIES - 61.58%
      176,399   American Beacon Large Cap Value Fund                   3,716,732
      815,648   MEMBERS Large Cap Growth Fund,
                Class Y (R)*                                          12,259,193
      281,273   MEMBERS Large Cap Value Fund,
                Class Y (R)                                            4,036,265
    1,241,095   MEMBERS Mid Cap Growth Fund,
                Class Y (R)                                            7,570,677
      579,675   MEMBERS Small Cap Growth Fund,
                Class Y (R)                                            5,309,819
      547,524   MEMBERS Small Cap Value Fund,
                Class Y (R)                                            4,840,109
      153,700   Neuberger Berman Partners Fund                         4,529,536
      322,640   Victory Special Value Fund                             5,339,692
                                                                  --------------
                                                                      47,602,023
                                                                  --------------
                FOREIGN SECURITIES - 33.34%
      278,836   Laudus International
                MarketMasters Fund                                     5,509,792
      921,825   MEMBERS International Stock Fund,
                Class Y (R)                                           11,688,736
      117,508   Principal International Emerging
                Markets Fund                                           3,123,371
      180,037   Thornburg International Value Fund                     5,451,507
                                                                  --------------
                                                                      25,773,406
                                                                  --------------
                MONEY MARKET SECURITIES - 0.98%
      752,731   SSgA Prime Money Market Fund                             752,731
                                                                  --------------
                TOTAL INVESTMENT COMPANIES
                (Cost $82,209,501**)                                  77,315,670
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)%                               (15,207)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   77,300,463
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was

     $82,579,936.

(R)  Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.

MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.36%
                FEDERAL HOME LOAN MORTGAGE CORP. - 16.06%
$   4,850,000   3.500%, due 04/01/08                              $    4,850,000
    1,200,000   1.900%, due 04/14/08(A)                                1,199,177
    1,600,000   5.750%, due 04/15/08                                   1,600,840
    2,500,000   1.920%, due 04/21/08(A)                                2,497,333
    1,000,000   1.800%, due 05/07/08                                     998,320
    4,750,000   1.900%, due 05/12/08(A)                                4,739,722
    5,000,000   1.800%, due 05/14/08(A)                                4,989,250
                                                                  --------------
                                                                      20,874,642
                                                                  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 37.76%
                   (A)
    5,000,000   2.450%, due 04/02/08                                   4,999,660
      750,000   2.250%, due 04/07/08                                     749,719
    2,500,000   1.770%, due 04/09/08                                   2,499,017
    2,500,000   2.325%, due 04/09/08                                   2,498,708
      200,000   1.650%, due 04/14/08                                     199,881
    3,975,000   2.150%, due 04/14/08                                   3,971,914
    5,000,000   2.100%, due 04/16/08                                   4,995,625
    5,000,000   2.100%, due 04/21/08                                   4,994,167
    3,000,000   1.500%, due 04/23/08                                   2,997,250
    3,700,000   2.245%, due 04/23/08                                   3,694,924
    4,000,000   1.660%, due 04/28/08                                   3,995,020
    5,250,000   1.800%, due 04/30/08                                   5,242,387
    5,000,000   1.500%, due 05/05/08                                   4,992,916
    3,250,000   1.750%, due 05/07/08                                   3,244,312
                                                                  --------------
                                                                      49,075,500
                                                                  --------------
                U.S. TREASURY BILLS - 41.54% (A)
    5,000,000   2.120%, due 04/03/08                                   4,999,411
    5,000,000   2.100%, due 04/10/08                                   4,997,375
    5,000,000   1.880%, due 04/17/08                                   4,995,822
    5,000,000   2.105%, due 04/24/08                                   4,993,276
    5,000,000   2.060%, due 05/01/08                                   4,991,417
    5,000,000   2.200%, due 05/08/08                                   4,988,694
    5,000,000   2.148%, due 05/15/08                                   4,986,876
    5,000,000   2.138%, due 05/22/08                                   4,984,856
    5,000,000   1.450%, due 05/29/08                                   4,988,320
    4,000,000   1.398%, due 06/05/08                                   3,989,907
    5,100,000   1.450%, due 06/12/08                                   5,085,210
                                                                  --------------
                                                                      54,001,164
                                                                  --------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS         123,951,306
                (Cost $123,951,306)
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
INVESTMENT COMPANIES - 4.49%
       20,023   JPMorgan Prime Money Market Fund                  $       20,023
    5,812,579   SSgA Prime Money Market Fund                           5,812,579
                                                                  --------------
                TOTAL INVESTMENT COMPANIES                             5,832,602
                (Cost $5,832,602)
                                                                  --------------
TOTAL INVESTMENTS - 99.85%                                           129,783,908
(Cost $129,783,908**)
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.15%                                 196,584
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  129,980,492
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was

     $129,783,908.

(A)  Rate noted represents annualized yield at time of purchase.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Par Value                                                            (Note 1)
---------                                                         --------------
ASSET BACKED - 2.57%
$     652,045   ABSC Long Beach Home Equity Loan Trust,
                Series 2000-LB1, Class AF5 (M)
                8.550%, due 09/21/30                              $      650,799
    1,655,052   Ameriquest Mortgage Securities, Inc.,
                Series 2004-FR1, Class M2 (M)
                5.207%, due 05/25/34                                   1,114,424
    3,820,000   Chase Issuance Trust,
                Series 2007-A17, Class A
                5.120%, due 10/15/14                                   3,973,963
    2,720,000   Daimler Chrysler Auto Trust,
                Series 2007-A, Class A3A
                5.000%, due 02/08/12                                   2,777,131
    2,000,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-HE2, Class M1 (G)
                3.950%, due 10/25/33                                   1,650,559
    1,777,330   Green Tree Financial Corp.,
                Series 1998-2, Class A6 (G)
                6.810%, due 12/01/27                                   1,856,811
    3,500,000   New Century Home Equity Loan Trust,
                Series 2003-5, Class AI5 (G)
                5.500%, due 11/25/33                                   3,054,875
    2,475,000   Renaissance Home Equity Loan Trust,
                Series 2005-4, Class M9 (M)
                7.000%, due 02/25/36                                   1,072,167
    1,529,969   Wells Fargo Home Equity Trust,
                Series 2004-2, Class M8A (C)(G)
                6.376%, due 05/25/34                                     533,061
                                                                  --------------
                TOTAL ASSET BACKED
                (Cost $19,974,428)                                    16,683,790
                                                                  --------------

COMMERCIAL MORTGAGE BACKED - 8.20%

    1,300,957   Bear Stearns Commercial Mortgage Securities,
                Series 2001-TOP4, Class A1
                5.060%, due 11/15/16                                   1,298,231
    4,100,000   Bear Stearns Commercial Mortgage Securities,
                Series 2003-T10, Class E (C)(G)
                5.540%, due 03/13/40                                   3,390,664
    2,800,000   Bear Stearns Commercial Mortgage Securities,
                Series 2004-T16, Class A6 (G)
                4.750%, due 02/13/46                                   2,735,686
    1,810,000   Bear Stearns Commercial Mortgage Securities,
                Series 2005-T20, Class F (C)(G)
                5.302%, due 10/12/42                                   1,250,078
    4,200,000   Government National Mortgage Association,
                Series 2004-43, Class C (G)
                5.008%, due 12/16/25                                   4,303,882
    3,000,000   Greenwich Capital Commercial Funding Corp.,
                Series 2004-GG1, Class A7 (G)
                5.317%, due 06/10/36                                   2,991,534
    6,450,000   LB-UBS Commercial Mortgage Trust,
                Series 2004-C1, Class A2
                3.624%, due 01/15/29                                   6,347,674
    3,200,000   LB-UBS Commercial Mortgage Trust,
                Series 2004-C8, Class A6 (G)
                4.799%, due 12/15/29                                   3,149,238

                                                                       Value
Par Value                                                            (Note 1)
---------                                                         --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
 $  5,550,000   Morgan Stanley Capital I,
                Series 2004-HQ4, Class A7
                4.970%, due 04/14/40                              $    5,499,279
    7,000,000   Morgan Stanley Capital I,
                Series 2004-T13, Class A3
                4.390%, due 09/13/45                                   6,701,619
    5,740,000   Morgan Stanley Capital I,
                Series 2006-IQ12, Class ANM
                5.310%, due 12/15/43                                   5,600,386
    1,695,000   Multi Security Asset Trust,
                Series 2005-RR4A, Class J (C)(G)
                5.880%, due 11/28/35                                     657,982
      899,069   Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C6, Class A1
                3.364%, due 08/15/35                                     893,145
    8,450,000   Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C8, Class A2
                3.894%, due 11/15/35                                   8,377,794
                                                                  --------------
                TOTAL COMMERCIAL MORTGAGE BACKED                      53,197,192
                                                                  --------------
                (Cost $55,773,787)
PRIVATE LABEL MORTGAGE BACKED - 1.16%
    5,698,850   Banc of America Alternative Loan Trust,
                Series 2005-12, Class 3CB1
                6.000%, due 01/25/36                                   5,112,875
    2,667,770   Banc of America Alternative Loan Trust,
                Series 2006-3, Class 2CB1
                6.000%, due 04/25/36                                   2,397,044
                                                                  --------------
                TOTAL PRIVATE LABEL MORTGAGE BACKED                    7,509,919
                                                                  --------------
                (Cost $8,336,965)
CORPORATE NOTES AND BONDS - 25.95%
                CONSUMER DISCRETIONARY - 1.07%
    2,500,000   American Association of Retired Persons (C)
                7.500%, due 05/01/31                                   3,275,212
    4,400,000   Erac USA Finance Co. (C)
                6.700%, due 06/01/34                                   3,638,809
                                                                  --------------
                                                                       6,914,021
                                                                  --------------
                CONSUMER STAPLES - 1.16%
    1,250,000   Coca-Cola Enterprises, Inc.
                4.375%, due 09/15/09                                   1,271,033
    2,330,000   Diageo Capital PLC (D)(O)
                5.500%, due 09/30/16                                   2,355,166
    1,165,000   PepsiCo, Inc.
                4.650%, due 02/15/13                                   1,205,805
    2,700,000   Safeway, Inc.
                4.125%, due 11/01/08                                   2,709,237
                                                                  --------------
                                                                       7,541,241
                                                                  --------------
                ENERGY - 1.43%
    2,460,000   Hess Corp.
                7.875%, due 10/01/29                                   2,919,383
    1,400,000   Transocean, Inc.
                6.000%, due 03/15/18                                   1,440,075

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Par Value                                                             (Note 1)
---------                                                         --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                ENERGY (CONTINUED)
  $ 2,310,000   Transocean, Inc.
                7.500%, due 04/15/31                              $    2,545,557
    2,275,000   Valero Energy Corp.
                7.500%, due 04/15/32                                   2,368,364
                                                                  --------------
                                                                       9,273,379
                                                                  --------------
                FINANCE - 5.91%
    2,500,000   American General Finance Corp., Series H
                4.625%, due 09/01/10                                   2,491,018
    2,885,000   American General Finance Corp.
                5.850%, due 06/01/13                                   2,850,019
    1,165,000   Bank of America Corp.
                5.750%, due 12/01/17                                   1,205,592
    2,200,000   Bear Stearns Cos., Inc./The
                7.250%, due 02/01/18                                   2,273,460
    2,725,000   CIT Group, Inc.
                7.625%, due 11/30/12                                   2,264,843
    1,250,000   GE Insurance Solutions Corp.
                7.000%, due 02/15/26                                   1,291,713
    1,680,000   GE Insurance Solutions Corp.
                7.750%, due 06/15/30                                   1,819,416
    2,750,000   Goldman Sachs Group, Inc./The
                5.700%, due 09/01/12                                   2,823,087
    2,725,000   HCP, Inc.
                6.700%, due 01/30/18                                   2,336,734
    4,250,000   HSBC Finance Corp.
                6.500%, due 11/15/08                                   4,300,732
    3,135,000   Lehman Brothers Holdings, Inc. (O)
                5.750%, due 01/03/17                                   2,832,118
    2,740,000   Merrill Lynch & Co., Inc.
                5.450%, due 02/05/13                                   2,695,774
    2,700,000   SLM Corp.
                5.125%, due 08/27/12                                   2,083,131
    2,000,000   US Bank NA/Cincinnati OH
                6.300%, due 02/04/14                                   2,168,390
    2,735,000   Well Fargo & Co.
                5.250%, due 10/23/12                                   2,840,524
    2,065,000   Western Union Co./The
                5.930%, due 10/01/16                                   2,050,068
                                                                  --------------
                                                                      38,326,619
                                                                  --------------
                FOOD & DRUG RETAILERS - 0.60%
    3,450,000   Medco Health Solutions, Inc.
                7.250%, due 08/15/13                                   3,876,672
                                                                  --------------
                HEALTH CARE - 2.72%
    2,600,000   Eli Lilly & Co.
                6.570%, due 01/01/16                                   2,963,490
    1,740,000   Genentech, Inc.
                5.250%, due 07/15/35                                   1,609,516
    3,480,000   Merck & Co., Inc.
                6.400%, due 03/01/28                                   3,788,606
    3,500,000   Quest Diagnostics, Inc.
                5.450%, due 11/01/15                                   3,447,553

                                                                       Value
Par Value                                                            (Note 1)
---------                                                         --------------
                HEALTH CARE (CONTINUED)
 $  3,600,000   WellPoint, Inc.
                5.000%, due 12/15/14                              $    3,386,441
    2,370,000   Wyeth
                6.500%, due 02/01/34                                   2,463,845
                                                                  --------------
                                                                      17,659,451
                                                                  --------------
                INDUSTRIALS - 4.08%
      760,000   Boeing Co.
                8.625%, due 11/15/31                                   1,052,748
    1,380,000   Boeing Co.
                6.875%, due 10/15/43                                   1,583,692
    3,850,000   Dow Chemical Co./The
                5.750%, due 12/15/08                                   3,906,753
    1,140,000   DR Horton, Inc.
                5.250%, due 02/15/15                                     946,200
      585,000   EI Du Pont de Nemours & Co.
                5.000%, due 01/15/13                                     609,132
    3,200,000   General Electric Co.
                5.000%, due 02/01/13                                   3,314,634
    3,265,000   GMAC LLC
                7.250%, due 03/02/11                                   2,570,747
    1,450,000   Lockheed Martin Corp.
                7.650%, due 05/01/16                                   1,702,267
    2,465,000   Waste Management, Inc.
                7.125%, due 12/15/17                                   2,737,276
    2,250,000   Westvaco Corp.
                8.200%, due 01/15/30                                   2,312,579
    3,000,000   Weyerhaeuser Co. (O)
                6.875%, due 12/15/33                                   2,811,048
    2,870,000   WM Wrigley Jr. Co.
                4.300%, due 07/15/10                                   2,946,517
                                                                  --------------
                                                                      26,493,593
                                                                  --------------
                MEDIA - 1.06%
    3,080,000   Comcast Cable Communications
                Holdings, Inc.
                9.455%, due 11/15/22                                   3,748,603
    3,000,000   Rogers Cable, Inc. (D)
                 6.250%, due 06/15/13                                  3,132,198
                                                                  --------------
                                                                       6,880,801
                                                                  --------------
                REAL ESTATE INVESTMENT TRUSTS - 0.16%
    1,060,000   Simon Property Group L.P. (O)
                5.875%, due 03/01/17                                   1,004,673
                                                                  --------------
                TELECOMMUNICATIONS - 1.44%
    2,400,000   Cisco Systems, Inc.
                5.500%, due 02/22/16                                   2,483,057
    4,225,000   New Cingular Wireless Services, Inc.
                7.875%, due 03/01/11                                   4,595,571
    2,915,000   Sprint Nextel Corp.
                6.000%, due 12/01/16                                   2,266,412
                                                                  --------------
                                                                       9,345,040
                                                                  --------------
                TRANSPORTATION - 1.45%
    2,925,000   Burlington Northern Santa Fe Corp.
                8.125%, due 04/15/20                                   3,519,457
    3,175,000   CSX Corp.
                6.250%, due 10/15/08                                   3,215,294

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Par Value                                                            (Note 1)
---------                                                         --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                TRANSPORTATION (CONTINUED)
$   1,268,000   Norfolk Southern Corp.
                5.590%, due 05/17/25                              $    1,160,755
    1,400,000   Norfolk Southern Corp.
                7.050%, due 05/01/37                                   1,528,573
        7,632   Southwest Airlines Co. 1994-A Pass
                Through Trust, Series A3
                8.700%, due 07/01/11                                       8,233
                                                                  --------------
                                                                       9,432,312
                                                                  --------------
                UTILITIES - 4.87%
    2,750,000   Consumers Energy Co.
                5.650%, due 04/15/20                                   2,742,812
    2,000,000   Energy East Corp.
                8.050%, due 11/15/10                                   2,205,700
    2,940,000   Illinois Power Co.
                7.500%, due 06/15/09                                   3,051,206
    3,445,000   Indianapolis Power & Light Co. (C)
                6.050%, due 10/01/36                                   3,295,253
    2,925,000   Pacific Gas & Electric Co.
                6.050%, due 03/01/34                                   2,867,474
    2,400,000   Progress Energy, Inc.
                7.750%, due 03/01/31                                   2,814,571
    3,250,000   Public Service Co. of New Mexico
                4.400%, due 09/15/08                                   3,243,201
    1,200,000   Sierra Pacific Power Co., Series M
                6.000%, due 05/15/16                                   1,182,524
    3,500,000   Southern Power Co./GA, Series B
                6.250%, due 07/15/12                                   3,761,579
    2,165,000   Southwestern Electric Power Co., Series E (O)
                5.550%, due 01/15/17                                   2,094,715
    1,165,000   Virginia Electric and Power Co.
                5.100%, due 11/30/12                                   1,210,477
    3,000,000   Wisconsin Electric Power Co.
                6.500%, due 06/01/28                                   3,126,087
                                                                  --------------
                                                                      31,595,599
                                                                  --------------
                TOTAL CORPORATE NOTES AND BONDS                      168,343,401
                                                                  --------------
                (Cost $171,951,614)
MORTGAGE BACKED - 25.48%
                FEDERAL HOME LOAN MORTGAGE CORP. - 4.12%
    3,827,856   5.000%, due 05/01/18 Pool # E96322                     3,884,510
      112,790   8.000%, due 06/01/30 Pool # C01005                       122,461
      567,330   7.000%, due 03/01/31 Pool # C48129                       601,439
      262,153   6.500%, due 03/01/32 Pool # C65648                       273,675
    4,113,070   5.000%, due 07/01/33 Pool # A11325                     4,084,526
    1,043,451   6.000%, due 10/01/34 Pool # A28439                     1,073,972
      905,342   6.000%, due 10/01/34 Pool # A28598                       931,824
    6,332,474   5.500%, due 11/01/34 Pool # A28282                     6,410,335
      513,988   5.000%, due 04/01/35 Pool # A32314                       509,741
    1,321,061   5.000%, due 04/01/35 Pool # A32315                     1,310,145
    1,459,222   5.000%, due 04/01/35 Pool # A32316                     1,447,163
      403,575   5.000%, due 04/01/35 Pool # A32509                       400,240
    5,775,467   5.000%, due 01/01/37 Pool # A56371                     5,724,696
                                                                  --------------
                                                                      26,774,727
                                                                  --------------

                                                                       Value
Par Value                                                            (Note 1)
---------                                                         --------------
MORTGAGE BACKED (CONTINUED)
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.26%
$   3,011,667   4.000%, due 04/01/15 Pool # 255719                $    3,020,035
    3,991,447   5.500%, due 04/01/16 Pool # 745444                     4,149,536
      212,520   6.000%, due 05/01/16 Pool # 582558                       219,361
    1,010,173   5.500%, due 09/01/17 Pool # 657335                     1,036,860
    1,224,173   5.500%, due 02/01/18 Pool # 673194                     1,256,514
    3,952,889   5.000%, due 05/01/20 Pool # 813965                     3,998,969
    3,812,525   4.500%, due 09/01/20 Pool # 835465                     3,799,330
      517,137   6.000%, due 05/01/21 Pool # 253847                       534,857
      153,818   7.000%, due 12/01/29 Pool # 762813                       163,711
      222,586   7.000%, due 11/01/31 Pool # 607515                       236,783
      334,135   6.500%, due 03/01/32 Pool # 631377                       348,324
        5,347   7.000%, due 04/01/32 Pool # 641518                         5,682
      422,151   7.000%, due 05/01/32 Pool # 644591                       449,076
    3,696,925   6.500%, due 06/01/32 Pool # 545691                     3,853,908
    4,937,848   5.500%, due 04/01/33 Pool # 690206                     5,000,818
    6,172,052   5.000%, due 10/01/33 Pool # 254903                     6,125,917
    6,339,870   5.500%, due 11/01/33 Pool # 555880                     6,420,719
      108,692   5.000%, due 05/01/34 Pool # 782214                       107,816
    1,573,394   5.000%, due 06/01/34 Pool # 778891                     1,560,714
    5,970,962   5.500%, due 06/01/34 Pool # 780384                     6,042,722
       85,969   7.000%, due 07/01/34 Pool # 792636                        90,930
      738,771   5.500%, due 08/01/34 Pool # 793647                       747,650
    3,225,524   5.500%, due 03/01/35 Pool # 810075                     3,262,622
    3,225,101   5.500%, due 03/01/35 Pool # 815976                     3,262,195
    3,716,031   5.500%, due 07/01/35 Pool # 825283                     3,758,772
    4,790,012   5.000%, due 08/01/35 Pool # 829670                     4,747,908
    2,276,970   5.500%, due 08/01/35 Pool # 826872                     2,303,159
    3,705,651   5.000%, due 09/01/35 Pool # 820347                     3,673,079
    3,896,578   5.000%, due 09/01/35 Pool # 835699                     3,862,327
    6,526,285   5.000%, due 10/01/35 Pool # 797669                     6,468,919
      916,937   5.500%, due 10/01/35 Pool # 836912                       927,483
    5,221,721   5.000%, due 11/01/35 Pool # 844809                     5,175,823
    5,213,521   5.000%, due 12/01/35 Pool # 850561                     5,167,694
    1,761,053   5.500%, due 02/01/36 Pool # 851330                     1,781,308
    1,826,629   5.500%, due 10/01/36 Pool # 896340                     1,846,173
   10,248,569   5.500%, due 10/01/36 Pool # 901723                    10,358,224
    5,451,502   6.500%, due 10/01/36 Pool # 894118                     5,651,100
    6,038,055   6.000%, due 11/01/36 Pool # 902510                     6,219,496
    5,058,818   5.500%, due 02/01/37 Pool # 905140                     5,112,945
    5,372,460   5.500%, due 05/01/37 Pool # 899323                     5,428,378
    3,381,156   5.500%, due 05/01/37 Pool # 928292                     3,416,348
    6,175,491   6.000%, due 10/01/37 Pool # 947563                     6,331,793
                                                                  --------------
                                                                     137,925,978
                                                                  --------------
                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION - 0.10%
       79,756   8.000%, due 10/20/15 Pool # 002995                        84,656
      271,652   6.500%, due 02/20/29 Pool # 002714                       284,242
      252,365   6.500%, due 04/20/31 Pool # 003068                       263,902
                                                                  --------------
                                                                         632,800
                                                                  --------------
                TOTAL MORTGAGE BACKED                                165,333,505
                                                                  --------------
                ( Cost $162,318,609 )

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Par Value                                                            (Note 1)
---------                                                         --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.13%
                FEDERAL FARM CREDIT BANK - 0.70%
$   4,000,000   5.875%, due 10/03/16                              $    4,532,972
                                                                  --------------
                FEDERAL HOME LOAN BANK - 0.77% (A)
    5,000,000   1.5000%, due 04/01/08                                  5,000,000
                                                                  --------------
                FEDERAL HOME LOAN MORTGAGE CORP. - 1.43%
      798,000   2.100%, due 04/07/08 (A)                                 797,721
    2,500,000   4.875%, due 11/15/13 (O)                               2,678,705
    5,500,000   4.500%, due 01/15/14 (O)                               5,784,971
                                                                  --------------
                                                                       9,261,397
                                                                  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.43%
    4,450,000   2.000%, due 04/15/08 (A)                               4,446,539
    4,675,000   4.000%, due 09/02/08                                   4,705,860
    2,400,000   5.250%, due 08/01/12 (O)                               2,516,757
    3,905,000   4.625%, due 10/15/14 (O)                               4,133,333
                                                                  --------------
                                                                      15,802,489
                                                                  --------------
                U.S. TREASURY BONDS - 1.71% (O)
    1,000,000   10.625%, due 08/15/15                                  1,503,594
    7,350,000   6.625%, due 02/15/27                                   9,563,614
                                                                  --------------
                                                                      11,067,208
                                                                  --------------
                U.S. TREASURY NOTES - 24.09% (O)
    1,015,000   3.750%, due 05/15/08                                   1,017,934
   12,000,000   2.625%, due 03/15/09                                  12,122,808
    3,640,000   4.875%, due 05/31/09                                   3,778,207
    2,000,000   3.500%, due 02/15/10                                   2,069,844
    9,625,000   3.875%, due 05/15/10                                  10,077,673
    8,750,000   3.875%, due 09/15/10                                   9,218,948
   13,000,000   4.500%, due 11/15/10                                  13,940,472
    1,485,000   4.750%, due 03/31/11                                   1,611,225
   23,100,000   4.625%, due 12/31/11                                  25,222,313
    6,425,000   4.625%, due 02/29/12                                   7,008,769
    6,000,000   4.875%, due 06/30/12                                   6,611,718
    5,660,000   3.625%, due 05/15/13                                   5,977,934
    1,915,000   4.000%, due 02/15/14                                   2,065,058
    6,150,000   4.250%, due 08/15/14                                   6,721,759
    6,565,000   4.250%, due 11/15/14                                   7,178,420
    2,750,000   4.000%, due 02/15/15                                   2,957,108
    8,900,000   4.250%, due 08/15/15                                   9,696,132
   13,100,000   4.625%, due 02/15/17                                  14,388,503
    9,920,000   4.500%, due 05/15/17                                  10,780,252
    3,600,000   4.250%, due 11/15/17                                   3,841,031
                                                                  --------------
                                                                     156,286,108
                                                                  --------------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS         201,950,174
                                                                  --------------
                ( Cost $188,081,436 )

    Shares
-------------
INVESTMENT COMPANY - 4.44%
 28,816,187     SSgA Prime Money Market Fund                          28,816,187
                                                                  --------------
                TOTAL INVESTMENT COMPANY                              28,816,187
                                                                  --------------
                (Cost $28,816,187)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
COMMERCIAL PAPER - 0.62% (A)
                FINANCE - 0.62%
 $  4,000,000   Toyota Motor Credit Corp.
                2.000% due 04/02/08                               $    3,999,778
                                                                  --------------
                TOTAL COMMERCIAL PAPER                                 3,999,778
                                                                  --------------
                (Cost $3,999,778)

   Shares
-------------
COLLATERAL FOR SECURITIES ON LOAN - 25.14%
  163,099,332   State Street Navigator Securities
                Lending Prime Portfolio (I)                          163,099,332
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN              163,099,332
                                                                  --------------
                (Cost $163,099,332)

TOTAL INVESTMENTS - 124.69%                                          808,933,278
                                                                  --------------
(Cost $802,352,136**)
NET OTHER ASSETS AND LIABILITIES - (24.69)%                         (160,193,895)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  648,739,383
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $802,621,096.

(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.85% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2008.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

High Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CORPORATE NOTES AND BONDS - 92.80%
                AEROSPACE/DEFENSE - 0.39%
$     500,000   DRS Techologies, Inc.
                6.625%, due 02/01/16                              $      488,750
                                                                  --------------
                APPAREL/TEXTILES - 0.38%
      500,000   Oxford Industries, Inc.
                8.875%, due 06/01/11                                     475,000
                                                                  --------------
                AUTOMOTIVE - 3.74%
      200,000   American Axle & Manufacturing, Inc.
                7.875%, due 03/01/17                                     169,500
    1,100,000   Ford Motor Credit Co. LLC
                7.375%, due 10/28/09                                   1,002,246
      750,000   General Motors Nova Scotia Finance Co. (D)
                6.850%, due 10/15/08                                     735,000
      500,000   GMAC LLC
                5.125%, due 05/09/08                                     497,066
      500,000   GMAC LLC (O)
                5.625%, due 05/15/09                                     455,652
    1,000,000   Goodyear Tire & Rubber Co./The (G)
                8.663%, due 12/01/09                                     993,750
      800,000   Tenneco, Inc. (C)
                8.125%, due 11/15/15                                     794,000
                                                                  --------------
                                                                       4,647,214
                                                                  --------------
                BEVERAGE/FOOD - 2.40%
      500,000   B&G Foods, Inc.
                8.000%, due 10/01/11                                     483,750
      500,000   Constellation Brands, Inc.
                7.250%, due 05/15/17                                     485,000
      250,000   Constellation Brands, Inc., Series B (O)
                8.125%, due 01/15/12                                     252,500
    1,000,000   Del Monte Corp.
                8.625%, due 12/15/12                                   1,017,500
      180,000   Michael Foods, Inc.
                8.000%, due 11/15/13                                     175,500
      600,000   NBTY, Inc.
                7.125%, due 10/01/15                                     573,000
                                                                  --------------
                                                                       2,987,250
                                                                  --------------
                BUILDING MATERIALS - 0.58%
      750,000   Interline Brands, Inc.
                8.125%, due 06/15/14                                     716,250
                                                                  --------------
                CHEMICALS - 0.50%
      600,000   Nalco Co. (O)
                8.875%, due 11/15/13                                     616,500
                                                                  --------------
                CONSUMER PRODUCTS - 2.47%
      150,000   Church & Dwight Co., Inc.
                6.000%, due 12/15/12                                     146,250
      290,000   Da-Lite Screen Co., Inc.
                9.500%, due 05/15/11                                     263,900
      750,000   Jarden Corp.
                7.500%, due 05/01/17                                     656,250
      900,000   Leslie's Poolmart
                7.750%, due 02/01/13                                     819,000

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
                CONSUMER PRODUCTS (CONTINUED)
$     500,000   Visant Corp.
                7.625%, due 10/01/12                              $      486,250
      750,000   Visant Holding Corp.
                8.750%, due 12/01/13                                     701,250
                                                                  --------------
                                                                       3,072,900
                                                                  --------------
                ENVIRONMENTAL - 3.18%
    1,500,000   Allied Waste North America, Inc., Series B
                7.125%, due 05/15/16                                   1,496,250
    1,000,000   Casella Waste Systems, Inc.
                9.750%, due 02/01/13                                     977,500
      500,000   Waste Services, Inc. (O)
                9.500%, due 04/15/14                                     478,750
    1,000,000   WCA Waste Corp.
                9.250%, due 06/15/14                                     997,500
                                                                  --------------
                                                                       3,950,000
                                                                  --------------
                FOOD & DRUG RETAILERS - 0.58%
      250,000   Stater Brothers Holdings (O)
                8.125%, due 06/15/12                                     250,625
      500,000   Stater Brothers Holdings (O)
                7.750%, due 04/15/15                                     472,500
                                                                  --------------
                                                                         723,125
                                                                  --------------
                FORESTRY/PAPER - 3.21%
      750,000   Georgia-Pacific LLC (C)
                7.125%, due 01/15/17                                     693,750
      500,000   NewPage Corp. (C)
                10.000%, due 05/01/12                                    507,500
      750,000   Rock-Tenn Co. (C)
                9.250%, due 03/15/16                                     776,250
      500,000   Smurfit-Stone Container Enterprise, Inc.
                8.375%, due 07/01/12                                     452,500
    1,000,000   Smurfit-Stone Container Enterprise, Inc.
                8.000%, due 03/15/17                                     840,000
      750,000   Verso Paper Holdings LLC and
                Verson Paper, Inc., Series B (O)
                9.125%, due 08/01/14                                     723,750
                                                                  --------------
                                                                       3,993,750
                                                                  --------------
                GAMING - 5.69%
      700,000   Boyd Gaming Corp. (O)
                6.750%, due 04/15/14                                     574,000
      200,000   Chukchansi Economic Development
                Authority (C)(G)
                8.238%, due 11/15/12                                     173,000
      650,000   Global Cash Access LLC/
                Global Cash Finance Corp.
                8.750%, due 03/15/12                                     638,625
      350,000   MGM Mirage
                6.000%, due 10/01/09                                     347,375
      400,000   MGM Mirage (O)
                7.625%, due 01/15/17                                     364,000
    1,000,000   MTR Gaming Group, Inc., Series B
                9.750%, due 04/01/10                                     965,000
      500,000   Penn National Gaming, Inc.
                6.750%, due 03/01/15                                     453,750

              See accompanying Notes to Portfolios of Investments.

High Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                GAMING (CONTINUED)
$     500,000   Pinnacle Entertainment, Inc. (O)
                8.250%, due 03/15/12                              $      471,250
      365,000   Pinnacle Entertainment, Inc.
                8.750%, due 10/01/13                                     359,525
      500,000   Pinnacle Entertainment, Inc. (C)
                7.500%, due 06/15/15                                     393,750
      750,000   Seneca Gaming Corp.
                7.250%, due 05/01/12                                     706,875
    1,000,000   Seneca Gaming Corp., Series B
                7.250%, due 05/01/12                                     942,500
      750,000   Shuffle Master, Inc. (P)
                1.250%, due 04/15/24                                     682,500
                                                                  --------------
                                                                       7,072,150
                                                                  --------------
                GENERAL INDUSTRIAL & MANUFACTURING - 2.33%
      750,000   Baldor Electric Co.
                8.625%, due 02/15/17                                     742,500
      500,000   Chart Industries, Inc.
                9.125%, due 10/15/15                                     490,000
      500,000   SPX Corp. (C)
                7.625%, due 12/15/14                                     515,000
      500,000   Terex Corp.
                8.000%, due 11/15/17                                     497,500
      750,000   Trimas Corp.
                9.875%, due 06/15/12                                     652,500
                                                                  --------------
                                                                       2,897,500
                                                                  --------------
                HEALTH CARE - 12.84%
      250,000   Advanced Medical Optics, Inc.
                7.500%, due 05/01/17                                     215,000
      750,000   Advanced Medical Optics, Inc. (P)
                3.250%, due 08/01/26                                     542,813
      750,000   Bausch & Lomb, Inc. (C)(O)
                9.875%, due 11/01/15                                     763,125
    1,000,000   Carriage Services, Inc.
                7.875%, due 01/15/15                                     972,500
    1,500,000   Community Health Systems, Inc.
                8.875%, due 07/15/15                                   1,505,625
    1,500,000   DaVita, Inc.
                7.250%, due 03/15/15                                   1,462,500
      750,000   HCA, Inc./DE
                8.750%, due 09/01/10                                     750,000
      500,000   HCA, Inc./DE
                6.750%, due 07/15/13                                     442,500
    1,250,000   HCA, Inc./DE
                9.250%, due 11/15/16                                   1,296,875
    1,000,000   Health Management Associates, Inc. (P)
                4.375%, due 08/01/23                                     993,750
      750,000   IASIS Healthcare LLC/
                IASIS Capital Corp.
                8.750%, due 06/15/14                                     746,250
      450,000   LVB Acquisition Merger Sub, Inc. (C)
                10.000%, due 10/15/17                                    471,375
    1,000,000   Psychiatric Solutions, Inc.
                7.750%, due 07/15/15                                     995,000

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
                HEALTH CARE (CONTINUED)
$     500,000   Res-Care, Inc.
                7.750%, due 10/15/13                              $      475,000
      500,000   Service Corp. International/US
                7.375%, due 10/01/14                                     500,625
      500,000   Service Corp. International/US
                7.625%, due 10/01/18                                     502,500
      500,000   Stewart Enterprises, Inc.
                6.250%, due 02/15/13                                     467,500
      750,000   United Surgical Partners
                International, Inc.
                8.875%, due 05/01/17                                     705,000
      650,000   Universal Hospital Services, Inc. (G)
                8.288%, due 06/01/15                                     578,500
      600,000   Vanguard Health Holding Co. II LLC (O)
                9.000%, due 10/01/14                                     577,500
    1,000,000   Warner Chilcott Corp.
                8.750%, due 02/01/15                                   1,000,000
                                                                  --------------
                                                                      15,963,938
                                                                  --------------
                HOTELS - 0.90%
    1,000,000   Gaylord Entertainment Co.
                8.000%, due 11/15/13                                     927,500
      200,000   Host Hotels & Resorts L.P., Series O
                6.375%, due 03/15/15                                     186,000
                                                                  --------------
                                                                       1,113,500
                                                                  --------------
                INVESTMENT MANAGEMENT - 0.34%
      500,000   Nuveen Investments, Inc. (C)
                10.500%, due 11/15/15                                    428,750
                                                                  --------------
                LEISURE & ENTERTAINMENT - 0.51%
      650,000   Speedway Motorsports, Inc.
                6.750%, due 06/01/13                                     633,750
                                                                  --------------
                MEDIA - BROADCASTING - 3.16%
    1,254,000   Allbritton Communications Co.
                7.750%, due 12/15/12                                   1,228,920
    1,500,000   LIN Television Corp. (O)
                6.500%, due 05/15/13                                   1,391,250
      750,000   LIN Television Corp. (P)
                2.500%, due 05/15/33                                     737,812
      250,000   LIN Television Corp., Series B
                6.500%, due 05/15/13                                     231,875
      341,000   Sinclair Television Group, Inc. (O)
                8.000%, due 03/15/12                                     344,410
                                                                  --------------
                                                                       3,934,267
                                                                  --------------
                MEDIA - CABLE - 4.26%
    1,500,000   Cablevision Systems Corp., Series B (G)
                9.644%, due 04/01/09                                   1,488,750
      750,000   Cablevision Systems Corp., Series B (O)
                8.000%, due 04/15/12                                     729,375
      500,000   DirecTV Holdings LLC/
                DirecTV Financing Co.
                8.375%, due 03/15/13                                     506,875

              See accompanying Notes to Portfolios of Investments.

High Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                MEDIA - CABLE (CONTINUED)
$     500,000   Echostar DBS Corp.
                5.750%, due 10/01/08                              $      497,500
      750,000   Mediacom Broadband LLC
                8.500%, due 10/15/15                                     630,000
      500,000   Mediacom LLC/Mediacom Capital Corp.
                9.500%, due 01/15/13                                     460,000
    1,100,000   Virgin Media Finance PLC (D)
                9.125%, due 08/15/16                                     984,500
                                                                  --------------
                                                                       5,297,000
                                                                  --------------
                MEDIA - DIVERSIFIED & SERVICES - 3.24%
    1,000,000   Hughes Network Systems LLC/
                HNS Finance Corp.
                9.500%, due 04/15/14                                     995,000
      500,000   Intelsat Jackson Holdings, Ltd. (D)
                9.250%, due 06/15/16                                     503,750
      750,000   Intelsat Jackson Holdings, Ltd. (D)
                11.250%, due 06/15/16                                    760,312
      210,000   Lamar Media Corp.
                7.250%, due 01/01/13                                     199,500
      500,000   Lamar Media Corp. (O)
                6.625%, due 08/15/15                                     440,000
      500,000   Lamar Media Corp., Series C
                6.625%, due 08/15/15                                     440,000
      750,000   Quebecor Media, Inc. (D)
                7.750%, due 03/15/16                                     684,375
                                                                  --------------
                                                                       4,022,937
                                                                  --------------
                METALS AND MINING - 3.15%
    1,000,000   Alpha Natural Resources LLC/
                Alpha Natural Resources Capital Corp.
                10.000%, due 06/01/12                                  1,045,000
    1,100,000   Arch Western Finance LLC
                6.750%, due 07/01/13                                   1,097,250
    1,000,000   Massey Energy Co.
                6.625%, due 11/15/10                                     991,250
      750,000   Peabody Energy Corp.
                7.375%, due 11/01/16                                     776,250
                                                                  --------------
                                                                       3,909,750
                                                                  --------------
                NON FOOD & DRUG RETAILERS - 2.85%
      500,000   Buhrmann US, Inc.
                7.875%, due 03/01/15                                     467,500
      400,000   Pantry, Inc./The
                7.750%, due 02/15/14                                     352,000
      500,000   Penske Auto Group, Inc.
                7.750%, due 12/15/16                                     432,500
    1,000,000   Sally Holdings LLC (O)
                9.250%, due 11/15/14                                     997,500
      706,000   Susser Holdings LLC
                10.625%, due 12/15/13                                    725,415
      700,000   Yankee Acquisition Corp./MA, Series B (O)
                8.500%, due 02/15/15                                     565,250
                                                                  --------------
                                                                       3,540,165
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
                OIL & GAS - 7.86%
$     500,000   Chesapeake Energy Corp.
                6.375%, due 06/15/15                              $      485,000
      500,000   Cimarex Energy Co.
                7.125%, due 05/01/17                                     496,250
    1,500,000   Complete Production Services, Inc.
                8.000%, due 12/15/16                                   1,440,000
      700,000   Compton Petroleum Finance Corp.
                7.625%, due 12/01/13                                     670,250
      500,000   Encore Acquisition Co.
                6.000%, due 07/15/15                                     450,000
    1,000,000   EXCO Resources, Inc.
                7.250%, due 01/15/11                                     972,500
      250,000   Helix Energy Solutions Group, Inc. (C)
                9.500%, due 01/15/16                                     250,000
      750,000   Key Energy Services, Inc. (C)(O)
                8.375%, due 12/01/14                                     748,125
      750,000   Mariner Energy, Inc.
                8.000%, due 05/15/17                                     716,250
    1,000,000   PetroHawk Energy Corp.
                9.125%, due 07/15/13                                   1,027,500
    1,500,000   Petroplus Finance, Ltd. (C)(D)
                7.000%, due 05/01/17                                   1,338,750
      250,000   Range Resources Corp.
                6.375%, due 03/15/15                                     245,000
    1,000,000   W&T Offshore, Inc. (C)
                8.250%, due 06/15/14                                     927,500
                                                                  --------------
                                                                       9,767,125
                                                                  --------------
                PACKAGING - 1.18%
      500,000   Ball Corp.
                6.625%, due 03/15/18                                     496,250
      750,000   BWAY Corp.
                10.000%, due 10/15/10                                    721,875
      250,000   Greif, Inc.
                6.750%, due 02/01/17                                     246,250
                                                                  --------------
                                                                       1,464,375
                                                                  --------------
                PRINTING & PUBLISHING - 1.31%
      750,000   Cenveo Corp.
                7.875%, due 12/01/13                                     607,500
    1,000,000   Dex Media, Inc. (B)
                0.000%, due 11/15/13                                     720,000
      500,000   Local Insight Regatta Holdings, Inc. (C)
                11.000%, due 12/01/17                                    305,000
                                                                  --------------
                                                                       1,632,500
                                                                  --------------
                RESTAURANTS - 0.64%
    1,000,000   Seminole Hard Rock
                Entertainment, Inc. (C)(G)
                5.300%, due 03/15/14                                     792,500
                                                                  --------------
                SUPPORT SERVICES - 6.95%
    1,750,000   ARAMARK Corp. (O)
                8.500%, due 02/01/15                                   1,754,375
      500,000   Cardtronics, Inc.
                9.250%, due 08/15/13                                     470,000

              See accompanying Notes to Portfolios of Investments.

High Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                SUPPORT SERVICES (CONTINUED)
$   1,000,000   Corrections Corp. of America
                7.500%, due 05/01/11                              $    1,010,000
      750,000   Education Management LLC/
                Education Management Corp. (O)
                10.250%, due 06/01/16                                    596,250
    1,000,000   FTI Consulting, Inc.
                7.750%, due 10/01/16                                   1,035,000
    1,000,000   Hertz Corp./The
                8.875%, due 01/01/14                                     947,500
      750,000   HUB International Holdings, Inc. (C)
                10.250%, due 06/15/15                                    547,500
      300,000   Iron Mountain, Inc.
                8.625%, due 04/01/13                                     303,000
      640,000   Iron Mountain, Inc. (O)
                7.750%, due 01/15/15                                     643,200
      500,000   Mac-Gray Corp.
                7.625%, due 08/15/15                                     475,000
      400,000   Norcross Safety Products LLC/
                Norcross Capital Corp., Series B
                9.875%, due 08/15/11                                     412,000
      500,000   West Corp.
                9.500%, due 10/15/14                                     447,500
                                                                  --------------
                                                                       8,641,325
                                                                  --------------
                TECHNOLOGY - 2.61%
      500,000   Flextronics International, Ltd. (D)
                6.500%, due 05/15/13                                     477,500
      500,000   Sungard Data Systems, Inc.
                9.125%, due 08/15/13                                     505,000
      500,000   Sungard Data Systems, Inc.
                10.250%, due 08/15/15                                    502,500
    1,250,000   Syniverse Technologies, Inc., Series B
                7.750%, due 08/15/13                                   1,178,125
      750,000   VeriFone Holdings, Inc. (C)(P)
                1.375%, due 06/15/12                                     586,875
                                                                  --------------
                                                                       3,250,000
                                                                  --------------
                TELECOMMUNICATIONS - 7.08%
    1,000,000   Centennial Communications Corp. (G)
                10.981%, due 01/01/13                                    870,000
    1,000,000   Cincinnati Bell, Inc. (O)
                8.375%, due 01/15/14                                     937,500
      700,000   Cincinnati Bell Tele Co. (O)
                6.300%, due 12/01/28                                     560,000
    1,250,000   Citizens Communications Co. (O)
                6.625%, due 03/15/15                                   1,125,000
      500,000   Citizens Communications Co.
                7.875%, due 01/15/27                                     428,750
    1,500,000   Nordic Telephone Co. Holdings ApS (C)(D)
                8.875%, due 05/01/16                                   1,455,000
      500,000   PAETEC Holding Corp.
                9.500%, due 07/15/15                                     460,000
      500,000   Qwest Capital Funding, Inc.
                7.250%, due 02/15/11                                     475,000

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
                TELECOMMUNICATIONS (CONTINUED)
$     625,000   Qwest Communications
                International, Inc. (G)
                6.565%, due 02/15/09                              $      618,750
    1,000,000   Qwest Communications
                International, Inc., Series B
                7.500%, due 02/15/14                                     940,000
      500,000   Windstream Corp.
                8.625%, due 08/01/16                                     491,250
      500,000   Windstream Corp.
                7.000%, due 03/15/19                                     435,000
                                                                  --------------
                                                                       8,796,250
                                                                  --------------
                TRANSPORTATION - 2.31%
      500,000   Bristow Group, Inc.
                6.125%, due 06/15/13                                     480,000
      750,000   Bristow Group, Inc.
                7.500%, due 09/15/17                                     753,750
      500,000   CHC Helicopter Corp. (D)
                7.375%, due 05/01/14                                     498,125
      755,000   Gulfmark Offshore, Inc.
                7.750%, due 07/15/14                                     766,325
      400,000   Hornbeck Offshore Services, Inc., Series B
                6.125%, due 12/01/14                                     378,000
                                                                  --------------
                                                                       2,876,200
                                                                  --------------
                UTILITIES - 6.16%
      250,000   Dynegy Holdings, Inc.
                6.875%, due 04/01/11                                     245,625
    1,000,000   Dynegy Holdings, Inc. (O)
                8.375%, due 05/01/16                                     990,000
    1,500,000   Edison Mission Energy
                7.200%, due 05/15/19                                   1,481,250
    1,000,000   Ferrellgas Partners L.P./
                Ferrellgas Partners Finance
                8.750%, due 06/15/12                                   1,016,250
      500,000   Inergy L.P./Inergy Finance Corp.
                6.875%, due 12/15/14                                     487,500
    1,750,000   NRG Energy, Inc.
                7.375%, due 02/01/16                                   1,715,000
    1,000,000   Suburban Propane Partners L.P./
                Suburban Energy Finance Corp. (O)
                6.875%, due 12/15/13                                     975,000
      750,000   Texas Competitive Electric
                Holdings Co. LLC (C)
                10.250%, due 11/01/15                                    747,188
                                                                  --------------
                                                                       7,657,813
                                                                  --------------
                TOTAL CORPORATE NOTES AND BONDS
                (Cost $120,950,795)                                  115,362,534
                                                                  --------------

    Shares
-------------
INVESTMENT COMPANY - 4.06%
    5,046,016   SSgA Prime Money Market Fund                           5,046,016
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $5,046,016)                                      5,046,016
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

High Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COLLATERAL FOR SECURITIES ON LOAN - 13.34%
   16,582,238   State Street Navigator Securities
                Lending Prime Portfolio (I)                       $   16,582,238
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $16,582,238)                                    16,582,238
                                                                  --------------
TOTAL INVESTMENTS - 110.20%
(Cost $142,579,049**)                                                136,990,788
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (10.20)%                          (12,679,434)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  124,311,354
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $142,701,281.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.98% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2008.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limted Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

Diversified Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 43.17%
                CONSUMER DISCRETIONARY - 2.20%
       90,000   Carnival Corp.                                    $    3,643,200
       68,500   Harley-Davidson, Inc.                                  2,568,750
      135,000   Home Depot, Inc.                                       3,775,950
       52,000   McDonald's Corp.                                       2,900,040
                                                                  --------------
                                                                      12,887,940
                                                                  --------------
                CONSUMER STAPLES - 6.42%
      159,000   Altria Group, Inc.                                     3,529,800
      104,300   Anheuser-Busch Cos., Inc.                              4,949,035
       68,500   Coca-Cola Co./The                                      4,169,595
       31,000   HJ Heinz Co.                                           1,456,070
       84,300   Kimberly-Clark Corp.                                   5,441,565
       47,518   Kraft Foods, Inc., Class A                             1,473,533
      159,000   Philip Morris International, Inc. *                    8,042,220
       41,300   Procter & Gamble Co.                                   2,893,891
       99,000   SYSCO Corp. (O)                                        2,872,980
       54,000   Wal-Mart Stores, Inc.                                  2,844,720
                                                                  --------------
                                                                      37,673,409
                                                                  --------------
                ENERGY - 3.26%
       38,000   BP PLC, ADR (O)                                        2,304,700
      132,300   Chevron Corp.                                         11,293,128
       73,000   ConocoPhillips                                         5,563,330
                                                                  --------------
                                                                      19,161,158
                                                                  --------------
                FINANCIALS - 10.13%
       58,514   Allstate Corp./The                                     2,812,183
      288,996   Bank of America Corp.                                 10,955,839
       76,400   BB&T Corp. (O)                                         2,449,384
      207,005   Citigroup, Inc.                                        4,434,047
       19,000   Hartford Financial Services Group, Inc.                1,439,630
      206,054   JPMorgan Chase & Co.                                   8,850,019
      100,000   Marsh & McLennan Cos., Inc.                            2,435,000
       22,000   PNC Financial Services Group, Inc.                     1,442,540
       38,700   SunTrust Banks, Inc.                                   2,133,918
       28,500   Travelers Cos., Inc./The                               1,363,725
      279,100   US Bancorp                                             9,031,676
      113,600   Wachovia Corp. (O)                                     3,067,200
      310,000   Wells Fargo & Co.                                      9,021,000
                                                                  --------------
                                                                      59,436,161
                                                                  --------------
                HEALTH CARE - 7.57%
       72,500   Abbott Laboratories                                    3,998,375
      209,900   Bristol-Myers Squibb Co.                               4,470,870
       59,000   Eli Lilly & Co.                                        3,043,810
      213,000   Johnson & Johnson                                     13,817,310
      132,100   Merck & Co., Inc.                                      5,013,195
      475,019   Pfizer, Inc.                                           9,942,148
       99,000   Wyeth                                                  4,134,240
                                                                  --------------
                                                                      44,419,948
                                                                  --------------
                INDUSTRIALS - 4.17%
       34,000   3M Co.                                                 2,691,100
      417,000   General Electric Co.                                  15,433,170
       65,900   United Parcel Service, Inc., Class B                   4,812,018
       45,100   Waste Management, Inc.                                 1,513,556
                                                                  --------------
                                                                      24,449,844
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                INFORMATION TECHNOLOGY - 1.10%
       85,000   Automatic Data Processing, Inc.                   $    3,603,150
       83,700   Paychex, Inc. (O)                                      2,867,562
                                                                  --------------
                                                                       6,470,712
                                                                  --------------
                MATERIALS - 2.40%
      130,500   EI Du Pont de Nemours & Co.                            6,102,180
       39,000   Nucor Corp.                                            2,641,860
       82,000   Weyerhaeuser Co. (O)                                   5,333,280
                                                                  --------------
                                                                      14,077,320
                                                                  --------------
                TELECOMMUNICATION SERVICES - 3.35%
      319,015   AT&T, Inc.                                            12,218,274
       25,000   Embarq Corp.                                           1,002,500
      177,000   Verizon Communications, Inc.                           6,451,650
                                                                  --------------
                                                                      19,672,424
                                                                  --------------
                UTILITIES - 2.57%
       31,100   Ameren Corp.                                           1,369,644
       60,800   Consolidated Edison, Inc. (O)                          2,413,760
      164,000   Duke Energy Corp.                                      2,927,400
       32,400   FirstEnergy Corp.                                      2,223,288
       31,400   PG&E Corp. (O)                                         1,156,148
       56,500   Progress Energy, Inc.                                  2,356,050
       75,000   Southern Co. (O)                                       2,670,750
                                                                  --------------
                                                                      15,117,040
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $242,164,827)                                  253,365,956
                                                                  --------------
COMMON STOCK UNIT - 0.41%

                FINANCIALS - 0.41%
       38,000   AllianceBernstein Holding L.P. (O)                     2,408,440
                                                                  --------------
                TOTAL COMMON STOCK UNIT
                (Cost $3,229,736)                                      2,408,440
                                                                  --------------

  Par Value

ASSET BACKED - 1.67%

$     599,648   ABSC Long Beach Home Equity Loan Trust,
                Series 2000-LB1, Class AF5 (M)
                8.550%, due 09/21/30                                     598,502
      866,932   Ameriquest Mortgage Securities, Inc.,
                Series 2004-FR1, Class M2 (M)
                5.207%, due 05/25/34                                     583,746
    1,975,000   Carmax Auto Owner Trust,
                Series 2007-2, Class B
                5.370%, due 03/15/13                                   1,922,322
    2,045,000   Chase Issuance Trust,
                Series 2007-A17, Class A
                5.120%, due 10/15/14                                   2,127,422
    1,300,372   CIT Group Home Equity Loan Trust,
                Series 2002-2, Class BF (M)
                6.830%, due 06/25/33                                     627,267

              See accompanying Notes to Portfolios of Investments.

Diversified Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
ASSET BACKED (CONTINUED)
$   1,460,000   Daimler Chrysler Auto Trust,
                Series 2007-A, Class A3A
                5.000%, due 02/08/12                              $    1,490,666
    1,120,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-HE2, Class M1 (G)
                3.950%, due 10/25/33                                     924,313
      789,691   Green Tree Financial Corp.,
                Series 1998-2, Class A6 (G)
                6.810%, due 12/01/27                                     825,005
    1,025,000   Renaissance Home Equity Loan Trust,
                Series 2005-4, Class M9 (M)
                7.000%, due 02/25/36                                     444,029
      712,168   Wells Fargo Home Equity Trust,
                Series 2004-2, Class M8A (C)(G)
                6.376%, due 05/25/34                                     248,129
                                                                  --------------
                TOTAL ASSET BACKED
                (Cost $11,810,617)                                     9,791,401
                                                                  --------------
COMMERCIAL MORTGAGE BACKED - 4.82%
      609,458   Bear Stearns Commercial Mortgage Securities,
                Series 2001-TOP4, Class A1
                5.060%, due 11/15/16                                     608,180
    1,815,000   Bear Stearns Commercial Mortgage Securities,
                Series 2003-T10, Class E (C)(G)
                5.540%, due 03/13/40                                   1,500,989
    1,325,000   Bear Stearns Commercial Mortgage Securities,
                Series 2004-T16, Class A6 (G)
                4.750%, due 02/13/46                                   1,294,566
      765,000   Bear Stearns Commercial Mortgage Securities,
                Series 2005-T20, Class F (C)(G)
                5.302%, due 10/12/42                                     528,348
    3,042,147   GMAC Commercial Mortgage Securities, Inc.,
                Series 2000-C1, Class A2 (G)
                7.724%, due 03/15/33                                   3,146,221
    2,100,000   Government National Mortgage Association,
                Series 2004-43, Class C (G)
                5.008%, due 12/16/25                                   2,151,941
    1,400,000   Greenwich Capital Commercial Funding Corp.,
                Series 2004-GG1, Class A7 (G)
                5.317%, due 06/10/36                                   1,396,049
    2,900,000   LB-UBS Commercial Mortgage Trust,
                Series 2004-C1, Class A2
                3.624%, due 01/15/29                                   2,853,993
    1,600,000   LB-UBS Commercial Mortgage Trust,
                Series 2004-C8, Class A6 (G)
                4.799%, due 12/15/29                                   1,574,619
    2,600,000   Morgan Stanley Capital I,
                Series 2004-HQ4, Class A7
                4.970%, due 04/14/40                                   2,576,239
    2,500,000   Morgan Stanley Capital I,
                Series 2004-T13, Class A3
                4.390%, due 09/13/45                                   2,393,435
    2,710,000   Morgan Stanley Capital I,
                Series 2006-IQ12, Class ANM
                5.310%, due 12/15/43                                   2,644,085

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$   2,690,000   Multi Security Asset Trust,
                Series 2005-RR4A, Class H (C)(G)
                5.880%, due 11/28/35                              $    1,165,416
      775,000   Multi Security Asset Trust,
                Series 2005-RR4A, Class J (C)(G)
                5.880%, due 11/28/35                                     300,847
      420,050   Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C6, Class A1
                3.364%, due 08/15/35                                     417,283
    3,760,000   Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C8, Class A2
                3.894%, due 11/15/35                                   3,727,870
                                                                  --------------
                TOTAL COMMERCIAL MORTGAGE BACKED
                (Cost $30,871,673)                                    28,280,081
                                                                  --------------
PRIVATE LABEL MORTGAGE BACKED - 1.31%
    2,203,556   Banc of America Alternative Loan Trust,
                Series 2005-12, Class 3CB1
                6.000%, due 01/25/36                                   1,976,979
    2,961,854   Banc of America Alternative Loan Trust,
                Series 2006-3, Class 2CB1
                6.000%, due 04/25/36                                   2,661,285
    3,248,045   Banc of America Alternative Loan Trust,
                Series 2006-4, Class 5CB1
                6.500%, due 05/25/46                                   3,038,952
                                                                  --------------
                TOTAL PRIVATE LABEL MORTGAGE BACKED
                (Cost $8,412,754)                                      7,677,216
                                                                  --------------
CORPORATE NOTES AND BONDS - 19.30%
                BEVERAGE/FOOD - 0.32%
    2,025,000   Kraft Foods, Inc.
                6.500%, due 11/01/31                                   1,902,123
                                                                  --------------
                CONSUMER DISCRETIONARY - 1.36%
    2,000,000   American Association of Retired
                Persons (C)
                7.500%, due 05/01/31                                   2,620,170
    2,400,000   Centex Corp.
                4.875%, due 08/15/08                                   2,358,000
    1,850,000   Erac USA Finance Co. (C)
                6.700%, due 06/01/34                                   1,529,954
    1,600,000   Royal Caribbean Cruises, Ltd. (D)
                7.250%, due 06/15/16                                   1,460,445
                                                                  --------------
                                                                       7,968,569
                                                                  --------------
                CONSUMER STAPLES - 0.53%
    1,055,000   Diageo Capital PLC (D)
                5.500%, due 09/30/16                                   1,066,395
      620,000   PepsiCo, Inc.
                4.650%, due 02/15/13                                     641,716
    1,400,000   Safeway, Inc.
                4.125%, due 11/01/08                                   1,404,789
                                                                  --------------
                                                                       3,112,900
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

Diversified Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                ENERGY - 1.18%
$   2,000,000   Chesapeake Energy Corp.
                6.375%, due 06/15/15                              $    1,940,000
    1,500,000   ConocoPhillips
                6.650%, due 07/15/18                                   1,707,324
    1,150,000   Hess Corp.
                7.875%, due 10/01/29                                   1,364,752
      750,000   Transocean, Inc.
                6.000%, due 03/15/18                                     771,469
    1,030,000   Transocean, Inc.
                7.500%, due 04/15/31                                   1,135,032
                                                                  --------------
                                                                       6,918,577
                                                                  --------------
                FINANCE - 4.41%
    1,115,000   American General Finance Corp.
                5.850%, due 06/01/13                                   1,101,481
    1,500,000   American General Finance Corp., Series H
                4.625%, due 09/01/10                                   1,494,610
      620,000   Bank of America Corp.
                5.750%, due 12/01/17                                     641,603
    1,130,000   Bear Stearns Cos., Inc./The
                7.250%, due 02/01/18                                   1,167,732
    1,450,000   CIT Group, Inc.
                7.625%, due 11/30/12                                   1,205,146
    1,000,000   GE Insurance Solutions Corp.
                7.000%, due 02/15/26                                   1,033,370
      785,000   GE Insurance Solutions Corp.
                7.750%, due 06/15/30                                     850,144
    1,450,000   HCP, Inc.
                6.700%, due 01/30/18                                   1,243,400
    1,350,000   HSBC Finance Corp.
                6.500%, due 11/15/08                                   1,366,115
    1,735,000   Lehman Brothers Holdings, Inc.
                5.750%, due 01/03/17                                   1,567,376
    1,415,000   Merrill Lynch & Co., Inc.
                5.450%, due 02/05/13                                   1,392,160
    2,400,000   National Rural Utilities
                Cooperative Finance Corp., Series C
                7.250%, due 03/01/12                                   2,610,123
    3,240,000   Nissan Motor Acceptance Corp. (C)
                5.625%, due 03/14/11                                   3,453,182
    2,000,000   Residential Capital LLC (G)
                8.000%, due 04/17/13                                     970,000
    1,505,000   SLM Corp.
                5.125%, due 08/27/12                                   1,161,153
    2,000,000   US Bank NA/Cincinnati OH
                6.300%, due 02/04/14                                   2,168,390
    1,450,000   Well Fargo & Co.
                5.250%, due 10/23/12                                   1,505,945
      935,000   Western Union Co./The
                5.930%, due 10/01/16                                     928,239
                                                                  --------------
                                                                      25,860,169
                                                                  --------------
                FOOD & DRUG RETAILERS - 0.30%
    1,550,000   Medco Health Solutions, Inc.
                7.250%, due 08/15/13                                   1,741,693
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
                HEALTH CARE - 1.92%
$   3,950,000   Amgen, Inc.
                5.850%, due 06/01/17                              $    3,946,864
    1,200,000   Eli Lilly & Co.
                6.570%, due 01/01/16                                   1,367,765
      740,000   Genentech, Inc.
                5.250%, due 07/15/35                                     684,507
    1,220,000   Merck & Co., Inc.
                6.400%, due 03/01/28                                   1,328,189
    1,500,000   Quest Diagnostics, Inc.
                5.450%, due 11/01/15                                   1,477,522
    1,400,000   WellPoint, Inc.
                5.000%, due 12/15/14                                   1,316,949
    1,100,000   Wyeth
                6.500%, due 02/01/34                                   1,143,557
                                                                  --------------
                                                                      11,265,353
                                                                  --------------
                INDUSTRIALS - 1.75%
      350,000   Boeing Co.
                8.625%, due 11/15/31                                     484,818
      620,000   Boeing Co.
                6.875%, due 10/15/43                                     711,514
      515,000   DR Horton, Inc.
                5.250%, due 02/15/15                                     427,450
      310,000   EI Du Pont de Nemours & Co.
                5.000%, due 01/15/13                                     322,788
    1,000,000   Ford Motor Credit Co. LLC
                5.800%, due 01/12/09                                     952,686
    1,450,000   GMAC LLC
                7.250%, due 03/02/11                                   1,141,679
      780,000   Lockheed Martin Corp.
                7.650%, due 05/01/16                                     915,702
    1,760,000   Overseas Shipholding Group, Inc.
                8.250%, due 03/15/13                                   1,766,600
    1,150,000   Waste Management, Inc.
                7.125%, due 12/15/17                                   1,277,026
    1,025,000   Westvaco Corp.
                8.200%, due 01/15/30                                   1,053,508
    1,170,000   WM Wrigley Jr. Co.
                4.300%, due 07/15/10                                   1,201,193
                                                                  --------------
                                                                      10,254,964
                                                                  --------------
                MEDIA - 1.01%
    1,780,000   Comcast Cable Communications
                Holdings, Inc.
                9.455%, due 11/15/22                                   2,166,401
    2,400,000   COX Enterprises, Inc. (C)
                4.375%, due 05/01/08                                   2,400,806
    1,315,000   Rogers Cable, Inc. (D)
                6.250%, due 06/15/13                                   1,372,947
                                                                  --------------
                                                                       5,940,154
                                                                  --------------
                PIPELINE - 0.27%
    1,600,000   Panhandle Eastern Pipeline Co.
                4.800%, due 08/15/08                                   1,601,995
                                                                  --------------
                REAL ESTATE INVESTMENT TRUSTS - 0.98%
    2,685,000   Equity One, Inc.
                3.875%, due 04/15/09                                   2,628,690

              See accompanying Notes to Portfolios of Investments.

Diversified Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$   2,400,000   Nationwide Health Properties, Inc., Series D
                8.250%, due 07/01/12                              $    2,636,753
      530,000   Simon Property Group L.P.
                5.875%, due 03/01/17                                     502,337
                                                                  --------------
                                                                       5,767,780
                                                                  --------------
                TELECOMMUNICATIONS - 0.34%
      960,000   Cisco Systems, Inc.
                5.500%, due 02/22/16                                     993,223
    1,325,000   Sprint Nextel Corp.
                6.000%, due 12/01/16                                   1,030,187
                                                                  --------------
                                                                       2,023,410
                                                                  --------------
                TRANSPORTATION - 0.92%
    1,365,000   Burlington Northern Santa Fe Corp.
                8.125%, due 04/15/20                                   1,642,413
    1,725,000   CSX Corp.
                6.250%, due 10/15/08                                   1,746,892
      957,000   Norfolk Southern Corp.
                5.590%, due 05/17/25                                     876,059
    1,050,000   Norfolk Southern Corp.
                7.050%, due 05/01/37                                   1,146,430
                                                                  --------------
                                                                       5,411,794
                                                                  --------------
                UTILITIES - 4.01%
    1,250,000   Consumers Energy Co.
                5.650%, due 04/15/20                                   1,246,733
    2,000,000   Energy East Corp.
                8.050%, due 11/15/10                                   2,205,700
    1,300,000   Illinois Power Co.
                7.500%, due 06/15/09                                   1,349,172
    1,555,000   Indianapolis Power & Light Co. (C)
                6.050%, due 10/01/36                                   1,487,407
    4,000,000   Midamerican Energy Co.
                5.650%, due 07/15/12                                   4,222,040
    1,600,000   Nevada Power Co., Series R
                6.750%, due 07/01/37                                   1,534,368
    1,365,000   Pacific Gas & Electric Co.
                6.050%, due 03/01/34                                   1,338,155
    2,000,000   Progress Energy, Inc.
                7.750%, due 03/01/31                                   2,345,476
    1,750,000   Public Service Co. of New Mexico
                4.400%, due 09/15/08                                   1,746,339
      474,000   Sierra Pacific Power Co., Series M
                6.000%, due 05/15/16                                     467,097
    1,500,000   Southern Power Co./GA, Series B
                6.250%, due 07/15/12                                   1,612,106
      835,000   Southwestern Electric Power Co., Series E
                5.550%, due 01/15/17                                     807,893
      620,000   Virginia Electric and Power Co.
                5.100%, due 11/30/12                                     644,202
    2,400,000   Westar Energy, Inc.
                6.000%, due 07/01/14                                   2,510,138
                                                                  --------------
                                                                      23,516,826
                                                                  --------------
                TOTAL CORPORATE NOTES AND BONDS
                (Cost $115,479,091)                                  113,286,307
                                                                  --------------

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
MORTGAGE BACKED - 16.84%
                FEDERAL HOME LOAN MORTGAGE CORP. - 1.73%
$      90,232   8.000%, due 06/01/30 Pool # C01005                $       97,969
      420,783   6.500%, due 01/01/32 Pool # C62333                       440,041
      106,649   6.500%, due 03/01/32 Pool # C65648                       111,337
    4,113,070   5.000%, due 07/01/33 Pool # A11325                     4,084,526
      483,919   6.000%, due 10/01/34 Pool # A28439                       498,074
      419,869   6.000%, due 10/01/34 Pool # A28598                       432,150
      277,947   5.000%, due 04/01/35 Pool # A32314                       275,650
      589,912   5.000%, due 04/01/35 Pool # A32315                       585,038
      501,605   5.000%, due 04/01/35 Pool # A32316                       497,460
      268,032   5.000%, due 04/01/35 Pool # A32509                       265,817
    2,887,733   5.000%, due 01/01/37 Pool # A56371                     2,862,348
                                                                  --------------
                                                                      10,150,410
                                                                  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.07%
    1,413,928   4.000%, due 04/01/15 Pool # 255719                     1,417,857
    1,542,524   5.500%, due 04/01/16 Pool # 745444                     1,603,619
      389,620   6.000%, due 05/01/16 Pool # 582558                       402,161
    2,338,892   5.000%, due 12/01/17 Pool # 672243                     2,373,779
    2,343,765   4.500%, due 09/01/20 Pool # 835465                     2,335,653
      439,953   6.000%, due 05/01/21 Pool # 253847                       455,028
       72,034   7.000%, due 12/01/29 Pool # 762813                        76,667
      222,586   7.000%, due 11/01/31 Pool # 607515                       236,783
        2,864   7.000%, due 04/01/32 Pool # 641518                         3,043
      232,084   7.000%, due 05/01/32 Pool # 644591                       246,886
    1,336,581   6.500%, due 06/01/32 Pool # 545691                     1,393,336
    1,110,103   6.500%, due 09/01/33 Pool # 737582                     1,155,583
    1,713,402   5.500%, due 10/01/33 Pool # 254904                     1,735,252
    6,339,870   5.500%, due 11/01/33 Pool # 555880                     6,420,719
    4,768,592   5.000%, due 05/01/34 Pool # 780890                     4,730,163
       41,148   7.000%, due 07/01/34 Pool # 792636                        43,523
      713,728   5.500%, due 08/01/34 Pool # 793647                       722,306
    3,129,064   5.500%, due 03/01/35 Pool # 815976                     3,165,053
    1,544,908   5.500%, due 07/01/35 Pool # 825283                     1,562,677
      999,171   5.500%, due 08/01/35 Pool # 826872                     1,010,663
    1,514,518   5.000%, due 09/01/35 Pool # 820347                     1,501,205
    1,631,061   5.000%, due 09/01/35 Pool # 835699                     1,616,724
    2,044,379   5.000%, due 10/01/35 Pool # 797669                     2,026,409
    2,003,714   5.500%, due 10/01/35 Pool # 836912                     2,026,760
    2,180,955   5.000%, due 12/01/35 Pool # 850561                     2,161,784
    3,918,644   5.500%, due 12/01/35 Pool # 844583                     3,963,715
      790,958   5.500%, due 02/01/36 Pool # 851330                       800,055
    2,852,576   5.500%, due 09/01/36 Pool # 831820                     2,883,098
    3,741,802   6.000%, due 09/01/36 Pool # 831741                     3,837,437
      821,856   5.500%, due 10/01/36 Pool # 896340                       830,650
    3,843,213   5.500%, due 10/01/36 Pool # 901723                     3,884,334
    2,508,411   6.500%, due 10/01/36 Pool # 894118                     2,600,253
    3,131,661   6.000%, due 11/01/36 Pool # 902510                     3,225,766
    3,512,899   5.500%, due 12/01/36 Pool # 902853                     3,550,486
    3,292,943   5.500%, due 12/01/36 Pool # 903059                     3,328,176
    3,592,173   5.500%, due 12/01/36 Pool # 907512                     3,630,608
    3,693,106   5.500%, due 12/01/36 Pool # 907635                     3,732,620
    3,224,325   6.000%, due 12/01/36 Pool # 903002                     3,306,735
    2,852,707   5.500%, due 01/01/37 Pool # 906268                     2,883,229
    2,688,796   5.500%, due 02/01/37 Pool # 905140                     2,717,565
    2,845,396   5.500%, due 05/01/37 Pool # 899323                     2,875,012
                                                                  --------------
                                                                      88,473,372
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

Diversified Income Fund Portfolio of Investments (Unaudited)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
MORTGAGE BACKED (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.04%
$     207,830   6.500%, due 04/20/31 Pool # 003068                $      217,331
                                                                  --------------
                TOTAL MORTGAGE BACKED
                (Cost $96,961,132)                                    98,841,113
                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.58%
                FEDERAL HOME LOAN MORTGAGE CORP. - 0.61% (O)
    3,400,000   4.500%, due 01/15/14                                   3,576,164
                                                                  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.48%
    2,250,000   4.000%, due 09/02/08                                   2,264,852
      750,000   5.250%, due 08/01/12 (O)                                 786,487
    2,400,000   4.625%, due 10/15/14 (O)                               2,540,333
    2,500,000   6.625%, due 11/15/30 (O)                               3,093,422
                                                                  --------------
                                                                       8,685,094
                                                                  --------------
                U.S. TREASURY BONDS - 1.17% (O)
    5,270,000   6.625%, due 02/15/27                                   6,857,176
                                                                  --------------
                U.S. TREASURY NOTES - 8.32% (O)
    3,175,000   3.000%, due 02/15/09                                   3,214,440
      700,000   2.625%, due 03/15/09                                     707,164
    1,400,000   4.875%, due 05/31/09                                   1,453,157
    1,850,000   3.875%, due 05/15/10                                   1,937,007
      500,000   4.500%, due 11/15/10                                     536,172
      500,000   4.750%, due 03/31/11                                     542,500
    3,900,000   4.875%, due 04/30/11                                   4,249,171
    6,150,000   4.625%, due 12/31/11                                   6,715,031
    3,400,000   4.625%, due 02/29/12                                   3,708,921
    2,000,000   4.875%, due 06/30/12                                   2,203,906
    5,500,000   4.000%, due 11/15/12                                   5,906,054
    1,980,000   3.625%, due 05/15/13                                   2,091,221
      310,000   4.000%, due 02/15/14                                     334,291
    2,450,000   4.250%, due 08/15/14                                   2,677,774
    6,550,000   4.500%, due 02/15/16                                   7,210,115
    1,100,000   4.625%, due 02/15/17                                   1,208,195
    3,830,000   4.500%, due 05/15/17                                   4,162,134
                                                                  --------------
                                                                      48,857,253
                                                                  --------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS
                (Cost $62,492,817)                                    67,975,687
                                                                  --------------

    Shares

INVESTMENT COMPANY - 0.43%
    2,534,612   SSgA Prime Money Market Fund                           2,534,612
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $2,534,612)                                      2,534,612
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COLLATERAL FOR SECURITIES ON LOAN - 15.02%
   88,123,603   State Street Navigator Securities
                Lending Prime Portfolio (I)                       $   88,123,603
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $88,123,603)                                    88,123,603
                                                                  --------------
TOTAL INVESTMENTS - 114.55%                                          672,284,416
                                                                  --------------
(Cost $662,080,862**)
NET OTHER ASSETS AND LIABILITIES - (14.55)%                          (85,387,287)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   586,897,129
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $663,356,271.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.66% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2008.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 99.70%
                CONSUMER DISCRETIONARY - 6.00%
       65,300   Carnival Corp.                                    $    2,643,344
       82,900   CBS Corp., Class B                                     1,830,432
       65,600   Clear Channel Communications, Inc.                     1,916,832
      183,342   Comcast Corp., Class A (O)                             3,545,834
      146,200   Eastman Kodak Co. (O)                                  2,583,354
       24,000   Fortune Brands, Inc.                                   1,668,000
       75,100   Gap, Inc./The                                          1,477,968
       93,300   General Motors Corp. (O)                               1,777,365
      109,700   Home Depot, Inc.                                       3,068,309
       59,700   Macy's, Inc.                                           1,376,682
      155,239   McDonald's Corp.                                       8,657,679
      328,000   News Corp., Class A                                    6,150,000
       20,700   Nike, Inc., Class B                                    1,407,600
       30,300   Nordstrom, Inc. (O)                                      987,780
       68,100   Omnicom Group, Inc.                                    3,008,658
       17,800   Sears Holdings Corp. (O)*                              1,817,202
      769,200   Time Warner, Inc.                                     10,784,184
       85,700   Viacom, Inc., Class B *                                3,395,434
       95,900   Walt Disney Co./The                                    3,009,342
                                                                  --------------
                                                                      61,105,999
                                                                  --------------
                CONSUMER STAPLES - 9.79%
      187,700   Altria Group, Inc.                                     4,166,940
       46,400   Anheuser-Busch Cos., Inc.                              2,201,680
      109,000   Archer-Daniels-Midland Co.                             4,486,440
       48,700   Clorox Co.                                             2,758,368
      123,700   Coca-Cola Co./The                                      7,529,619
       32,100   Costco Wholesale Corp.                                 2,085,537
      139,000   CVS Caremark Corp.                                     5,630,890
       27,400   Energizer Holdings, Inc. *                             2,479,152
       57,800   General Mills, Inc.                                    3,461,064
       89,600   HJ Heinz Co.                                           4,208,512
       36,000   Kellogg Co.                                            1,892,160
       37,700   Kimberly-Clark Corp.                                   2,433,535
      272,857   Kraft Foods, Inc., Class A                             8,461,296
       20,100   Loews Corp. - Carolina Group (S)                       1,458,255
       49,000   Molson Coors Brewing Co., Class B                      2,575,930
      187,700   Philip Morris International, Inc. *                    9,493,866
      345,500   Procter & Gamble Co.                                  24,209,185
      192,200   Wal-Mart Stores, Inc.                                 10,125,096
                                                                  --------------
                                                                      99,657,525
                                                                  --------------
                ENERGY - 17.45%
       75,100   Anadarko Petroleum Corp.                               4,733,553
      105,700   Apache Corp.                                          12,770,674
      379,146   Chevron Corp.                                         32,363,903
      298,800   ConocoPhillips                                        22,771,548
      123,000   Devon Energy Corp.                                    12,832,590
       66,600   EOG Resources, Inc.                                    7,992,000
      656,800   Exxon Mobil Corp.                                     55,552,144
      135,000   Marathon Oil Corp.                                     6,156,000
      200,400   Occidental Petroleum Corp.                            14,663,268
       24,300   Schlumberger, Ltd.                                     2,114,100
       44,250   Spectra Energy Corp.                                   1,006,687
       44,300   Valero Energy Corp.                                    2,175,573
       78,000   Williams Cos., Inc.                                    2,572,440
                                                                  --------------
                                                                     177,704,480
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                FINANCIALS - 27.41%
       54,600   ACE, Ltd.                                         $    3,006,276
      109,726   Allstate Corp./The                                     5,273,431
      363,600   American International Group, Inc.                    15,725,700
       53,400   Ameriprise Financial, Inc.                             2,768,790
       64,900   AON Corp.                                              2,608,980
       37,200   Arch Capital Group, Ltd. *                             2,554,524
       32,500   Assurant, Inc.                                         1,977,950
      793,742   Bank of America Corp.                                 30,090,759
      178,500   Bank of New York Mellon Corp./The                      7,448,805
      129,200   BB&T Corp. (O)                                         4,142,152
       14,300   Black Rock, Inc./New York (O)                          2,919,774
       18,300   Boston Properties, Inc., REIT                          1,684,881
       53,000   Capital One Financial Corp. (O)                        2,608,660
       59,900   Chubb Corp.                                            2,963,852
      831,814   Citigroup, Inc.                                       17,817,456
       54,000   Equity Residential, REIT                               2,240,460
       68,600   Federal Home Loan Mortgage Corp.                       1,736,952
      154,300   Federal National Mortgage
                Association                                            4,061,176
       63,100   Fifth Third Bancorp (O)                                1,320,052
       49,100   Goldman Sachs Group, Inc./The                          8,120,649
       80,300   Hartford Financial Services Group, Inc.                6,084,331
      610,588   JPMorgan Chase & Co.                                  26,224,755
      104,900   Keycorp                                                2,302,555
       46,700   Kimco Realty Corp., REIT                               1,829,239
       22,100   Legg Mason, Inc.                                       1,237,158
      124,400   Lehman Brothers Holdings, Inc. (O)                     4,682,416
       42,100   Lincoln National Corp.                                 2,189,200
       67,900   Loews Corp.                                            2,730,938
       17,800   M&T Bank Corp. (O)                                     1,432,544
       95,800   Marsh & McLennan Cos., Inc.                            2,332,730
       88,699   Marshall & Ilsley Corp.                                2,057,817
      112,500   Merrill Lynch & Co., Inc.                              4,583,250
      131,900   MetLife, Inc.                                          7,948,294
      177,700   Morgan Stanley                                         8,120,890
       49,100   PNC Financial Services Group, Inc.                     3,219,487
       39,700   Principal Financial Group, Inc.                        2,212,084
       27,000   Prologis, REIT                                         1,589,220
       65,400   Prudential Financial, Inc.                             5,117,550
       83,123   Regions Financial Corp. (O)                            1,641,679
       29,100   Simon Property Group, Inc., REIT                       2,703,681
       45,700   State Street Corp.                                     3,610,300
       91,600   SunTrust Banks, Inc.                                   5,050,824
      164,300   Travelers Cos., Inc./The                               7,861,755
       69,200   Unum Group                                             1,523,092
      444,900   US Bancorp                                            14,396,964
       50,500   Vornado Realty Trust, REIT                             4,353,605
      319,500   Wachovia Corp.                                         8,626,500
      700,100   Wells Fargo & Co.                                     20,372,910
       65,100   XL Capital, Ltd., Class A                              1,923,705
                                                                  --------------
                                                                     279,030,752
                                                                  --------------
                HEALTH CARE - 7.63%
       50,200   Amgen, Inc. *                                          2,097,356
       31,900   Biogen Idec, Inc. *                                    1,967,911
      208,100   Boston Scientific Corp. *                              2,678,247
       50,675   Covidien, Ltd.                                         2,242,369
       67,900   Eli Lilly & Co.                                        3,502,961

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                HEALTH CARE (CONTINUED)
      375,800   Johnson & Johnson                                 $   24,378,146
       38,600   Medco Health Solutions, Inc. *                         1,690,294
       59,800   Merck & Co., Inc.                                      2,269,410
    1,147,100   Pfizer, Inc.                                          24,008,803
       78,000   Thermo Fisher Scientific, Inc. *                       4,433,520
       63,300   WellPoint, Inc. *                                      2,793,429
      133,400   Wyeth                                                  5,570,784
                                                                  --------------
                                                                      77,633,230
                                                                  --------------
                INDUSTRIALS - 11.42%
       43,200   3M Co.                                                 3,419,280
       37,300   Cooper Industries, Ltd., Class A (O)                   1,497,595
       31,700   CSX Corp.                                              1,777,419
       33,300   Deere & Co.                                            2,678,652
       26,800   Dover Corp.                                            1,119,704
       20,300   Eaton Corp.                                            1,617,301
       45,300   Emerson Electric Co.                                   2,331,138
       63,900   General Dynamics Corp.                                 5,327,343
    1,455,900   General Electric Co.                                  53,882,859
       54,400   Honeywell International, Inc.                          3,069,248
       23,000   Illinois Tool Works, Inc.                              1,109,290
       62,300   Ingersoll-Rand Co., Ltd., Class A                      2,777,334
       27,100   ITT Corp.                                              1,404,051
       62,900   Masco Corp. (O)                                        1,247,307
       72,500   Norfolk Southern Corp.                                 3,938,200
       33,900   Northrop Grumman Corp.                                 2,637,759
       70,450   Parker Hannifin Corp.                                  4,880,071
       50,400   Raytheon Co.                                           3,256,344
      127,500   Southwest Airlines Co.                                 1,581,000
      101,175   Tyco International, Ltd.                               4,456,759
       20,800   Union Pacific Corp.                                    2,607,904
       72,100   United Technologies Corp.                              4,961,922
      140,800   Waste Management, Inc.                                 4,725,248
                                                                  --------------
                                                                     116,303,728
                                                                  --------------
                INFORMATION TECHNOLOGY - 3.26%
       66,000   Automatic Data Processing, Inc.                        2,797,740
       66,800   Computer Sciences Corp. *                              2,724,772
       32,200   EMC Corp./Massachusetts *                                461,748
       47,535   Hewlett-Packard Co.                                    2,170,448
       74,900   International Business Machines Corp.                  8,623,986
       73,400   Microsoft Corp.                                        2,083,092
      437,800   Motorola, Inc.                                         4,071,540
       47,300   Novellus Systems, Inc. *                                 995,665
       37,100   SanDisk Corp. (O)*                                       837,347
       66,400   Seagate Technology                                     1,390,416
       54,375   Sun Microsystems, Inc. *                                 844,444
      104,500   Symantec Corp. *                                       1,736,790
       82,600   Tyco Electronics, Ltd.                                 2,834,832
      108,300   Xerox Corp.                                            1,621,251
                                                                  --------------
                                                                      33,194,071
                                                                  --------------
                MATERIALS - 4.21%
       50,100   Air Products & Chemicals, Inc.                         4,609,200
      175,500   Alcoa, Inc.                                            6,328,530
       19,500   Cytec Industries, Inc.                                 1,050,075

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                MATERIALS (CONTINUED)
      130,000   Dow Chemical Co./The                              $    4,790,500
      148,400   EI Du Pont de Nemours & Co.                            6,939,184
       39,796   Freeport-McMoRan Copper & Gold, Inc.                   3,829,171
       74,400   International Paper Co.                                2,023,680
       68,800   Nucor Corp.                                            4,660,512
       28,000   PPG Industries, Inc.                                   1,694,280
      106,000   Weyerhaeuser Co. (O)                                   6,894,240
                                                                  --------------
                                                                      42,819,372
                                                                  --------------
                TELECOMMUNICATION SERVICES - 5.95%
      960,587   AT&T, Inc.                                            36,790,482
       65,300   Embarq Corp.                                           2,618,530
      375,000   Sprint Nextel Corp.                                    2,508,750
       66,000   TELUS Corp.                                            2,762,100
      370,335   Verizon Communications, Inc.                          13,498,711
      197,863   Windstream Corp.                                       2,364,463
                                                                  --------------
                                                                      60,543,036
                                                                  --------------
                UTILITIES - 6.58%
       86,700   American Electric Power Co., Inc.                      3,609,321
       42,400   Consolidated Edison, Inc. (O)                          1,683,280
       17,500   Constellation Energy Group, Inc.                       1,544,725
       99,600   Dominion Resources, Inc./VA                            4,067,664
      221,100   Duke Energy Corp.                                      3,946,635
      116,400   Edison International                                   5,705,928
       59,400   Entergy Corp.                                          6,479,352
       62,600   Exelon Corp.                                           5,087,502
       66,000   FirstEnergy Corp.                                      4,528,920
      115,100   FPL Group, Inc.                                        7,221,374
       64,200   Mirant Corp. *                                         2,336,238
       59,400   NSTAR (O)                                              1,807,542
       98,600   PG&E Corp.                                             3,630,452
       23,700   PPL Corp.                                              1,088,304
       42,400   Progress Energy, Inc.                                  1,768,080
       94,300   Public Service Enterprise Group, Inc.                  3,789,917
       18,700   Questar Corp.                                          1,057,672
       22,400   Sempra Energy                                          1,193,472
      145,900   Southern Co. (O)                                       5,195,499
       60,500   Xcel Energy, Inc. (O)                                  1,206,975
                                                                  --------------
                                                                      66,948,852
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $882,091,250)                                1,014,941,045
                                                                  --------------
INVESTMENT COMPANIES - 0.35%
            1   Columbia Cash Reserves Fund                                    1
    3,633,034   SSgA Prime Money Market Fund                           3,633,034
                                                                  --------------
                TOTAL INVESTMENT COMPANIES
                (Cost $3,633,035)                                      3,633,035
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COLLATERAL FOR SECURITIES ON LOAN - 4.55%
   46,292,239   State Street Navigator Securities
                Lending Prime Portfolio (I)                       $   46,292,239
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $46,292,239)                                    46,292,239
                                                                  --------------
TOTAL INVESTMENTS - 104.60%
(Cost $932,016,524**)                                              1,064,866,319
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (4.60)%                           (46,842,550)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,018,023,769
                                                                  ==============

----------
*    Non-income producing.

** Aggregate cost for Federal tax purposes was $932,236,911.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(S) Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 97.20%

                CONSUMER DISCRETIONARY - 9.29%
       27,200   Amazon.Com, Inc. *                                $    1,939,360
       52,300   Bed Bath & Beyond, Inc. (O)*                           1,542,850
       33,300   Cheesecake Factory/The (O)*                              725,607
       55,200   Coach, Inc. *                                          1,664,280
      124,850   Comcast Corp., Class A                                 2,414,599
       16,900   GameStop Corp., Class A *                                873,899
       10,900   Garmin, Ltd. (O)                                         588,709
      123,600   Harley-Davidson, Inc. (O)                              4,635,000
        5,400   Harman International Industries, Inc.                    235,116
       82,800   Kohl's Corp. *                                         3,551,292
      121,900   Lamar Advertising Co., Class A (O)*                    4,379,867
       47,300   Las Vegas Sands Corp. (O)*                             3,483,172
       32,100   Marriott International, Inc./ DE, Class A              1,102,956
       33,400   McDonald's Corp.                                       1,862,718
       30,300   McGraw-Hill Cos., Inc./The                             1,119,585
      130,000   News Corp., Class A                                    2,437,500
       71,400   Nordstrom, Inc. (O)                                    2,327,640
       92,700   Omnicom Group, Inc.                                    4,095,486
       47,100   Polo Ralph Lauren Corp. (O)                            2,745,459
       74,100   Staples, Inc.                                          1,638,351
      114,500   Starbucks Corp. (O)*                                   2,003,750
       19,400   Starwood Hotels & Resorts Worldwide, Inc.              1,003,950
       73,300   Tiffany & Co. (O)                                      3,066,872
       37,500   TJX Cos., Inc.                                         1,240,125
       71,750   Viacom, Inc., Class B *                                2,842,735
      128,500   XM Satellite Radio Holdings, Inc., Class A (O)*        1,493,170
                                                                  --------------
                                                                      55,014,048
                                                                  --------------
                CONSUMER STAPLES - 4.96%
      194,900   Coca-Cola Co./The                                     11,863,563
       38,300   Colgate-Palmolive Co.                                  2,983,953
       57,000   Costco Wholesale Corp.                                 3,703,290
      205,200   Wal-Mart Stores, Inc.                                 10,809,936
                                                                  --------------
                                                                      29,360,742
                                                                  --------------
                ENERGY - 10.25%
       27,900   Baker Hughes, Inc.                                     1,911,150
       21,700   Cabot Oil & Gas Corp.                                  1,103,228
       38,900   Cameron International Corp. (O)*                       1,619,796
       26,400   Chesapeake Energy Corp. (O)                            1,218,360
       12,700   Consol Energy, Inc.                                      878,713
       46,300   Denbury Resources, Inc. *                              1,321,865
       17,700   Diamond Offshore Drilling, Inc. (O)                    2,060,280
       10,200   EOG Resources, Inc.                                    1,224,000
      111,900   Exxon Mobil Corp.                                      9,464,502
       83,000   Halliburton Co.                                        3,264,390
       48,100   Noble Corp.                                            2,389,127
       79,100   Peabody Energy Corp.                                   4,034,100
       33,100   Quicksilver Resources, Inc. (O)*                       1,209,143
       18,400   Range Resources Corp.                                  1,167,480
      131,900   Schlumberger, Ltd.                                    11,475,300
       47,200   Southwestern Energy Co. *                              1,590,168

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                ENERGY (CONTINUED)
       28,461   Transocean, Inc.                                  $    3,847,927
       58,800   Valero Energy Corp.                                    2,887,668
       50,400   Weatherford International, Ltd. *                      3,652,488
       70,566   XTO Energy, Inc.                                       4,365,213
                                                                  --------------
                                                                      60,684,898
                                                                  --------------
                FINANCIALS - 7.22%
       51,000   Aflac, Inc.                                            3,312,450
       86,100   American Express Co.                                   3,764,292
       12,100   Black Rock, Inc./New York (O)                          2,470,578
      252,900   Charles Schwab Corp./The                               4,762,107
        7,250   CME Group, Inc.                                        3,400,975
       14,300   Goldman Sachs Group, Inc./The                          2,365,077
       17,200   IntercontinentalExchange, Inc. *                       2,244,600
       66,700   Janus Capital Group, Inc. (O)                          1,552,109
       34,400   Jones Lang LaSalle, Inc. (O)                           2,660,496
        5,200   Mastercard, Inc., Class A (O)                          1,159,548
        8,500   Nymex Holdings, Inc. (O)                                 770,355
       41,900   State Street Corp.                                     3,310,100
      101,400   T Rowe Price Group, Inc.                               5,070,000
      170,200   US Bancorp                                             5,507,672
       14,000   XL Capital, Ltd., Class A                                413,700
                                                                  --------------
                                                                      42,764,059
                                                                  --------------
                HEALTH CARE - 17.64%
      149,700   Abbott Laboratories                                    8,255,955
       37,400   Allergan, Inc./United States                           2,108,986
       85,726   Amgen, Inc. *                                          3,581,632
       17,800   Amylin Pharmaceuticals, Inc. (O)*                        519,938
       80,800   Baxter International, Inc.                             4,671,856
      190,200   Bristol-Myers Squibb Co.                               4,051,260
       35,200   Celgene Corp. *                                        2,157,408
       14,800   Covance, Inc. *                                        1,227,956
       47,900   Express Scripts, Inc. *                                3,080,928
      130,900   Genentech, Inc. *                                     10,626,462
       61,700   Gen-Probe, Inc. *                                      2,973,940
       28,100   Genzyme Corp. *                                        2,094,574
       96,000   Gilead Sciences, Inc. *                                4,946,880
       84,800   Health Net, Inc. *                                     2,611,840
       66,100   Hospira, Inc. *                                        2,827,097
        4,500   Intuitive Surgical, Inc. *                             1,459,575
      162,200   Johnson & Johnson                                     10,521,914
       60,600   KV Pharmaceutical Co., Class A (O)*                    1,512,576
      189,299   Medtronic, Inc.                                        9,156,393
      152,800   Merck & Co., Inc.                                      5,798,760
       14,300   PDL BioPharma, Inc. (O)*                                 151,437
      195,100   Schering-Plough Corp.                                  2,811,391
       31,100   St. Jude Medical, Inc. *                               1,343,209
       40,800   Stryker Corp.                                          2,654,040
      203,560   Vertex Pharmaceuticals, Inc. (O)*                      4,863,048
      150,273   Wyeth                                                  6,275,401
       28,000   Zimmer Holdings, Inc. *                                2,180,080
                                                                  --------------
                                                                     104,464,536
                                                                  --------------
                INDUSTRIALS - 12.24%
       83,900   Boeing Co.                                             6,239,643
       28,700   Burlington Northern Santa Fe Corp.                     2,646,714
       81,500   Caterpillar, Inc.                                      6,380,635

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)

                INDUSTRIALS (CONTINUED)
       35,000   CH Robinson Worldwide, Inc.                       $    1,904,000
       25,200   Danaher Corp.                                          1,915,956
       21,000   Deere & Co.                                            1,689,240
       96,400   Emerson Electric Co.                                   4,960,744
       38,000   Expeditors International
                Washington, Inc. (O)                                   1,716,840
       15,400   Flowserve Corp.                                        1,607,452
      306,200   General Electric Co.                                  11,332,462
       66,900   Honeywell International, Inc.                          3,774,498
       23,300   ITT Corp.                                              1,207,173
       35,200   Joy Global, Inc.                                       2,293,632
       32,200   Lockheed Martin Corp.                                  3,197,460
       29,000   Manitowoc Co., Inc./The                                1,183,200
       19,800   McDermott International, Inc. *                        1,085,436
       17,300   Norfolk Southern Corp.                                   939,736
       12,400   Precision Castparts Corp.                              1,265,792
      123,900   Quanta Services, Inc. (O)*                             2,870,763
       33,800   Raytheon Co.                                           2,183,818
       85,300   Robert Half International, Inc.                        2,195,622
       15,300   Rockwell Collins, Inc.                                   874,395
       14,400   Union Pacific Corp.                                    1,805,472
       80,800   United Parcel Service, Inc., Class B                   5,900,016
       16,800   WW Grainger, Inc. (O)                                  1,283,352
                                                                  --------------
                                                                      72,454,051
                                                                  --------------
                INFORMATION TECHNOLOGY - 29.05%
       53,600   Accenture, Ltd., Class A                               1,885,112
       82,500   Adobe Systems, Inc. *                                  2,936,175
       98,500   Affiliated Computer Services,
                Inc., Class A *                                        4,935,835
      146,000   Altera Corp.                                           2,690,780
       81,200   Apple, Inc. *                                         11,652,200
      169,500   Applied Materials, Inc.                                3,306,945
      794,000   Cisco Systems, Inc. *                                 19,127,460
       67,800   Citrix Systems, Inc. *                                 1,988,574
       68,300   Cognizant Technology Solutions
                Corp., Class A *                                       1,969,089
      149,900   Corning, Inc.                                          3,603,596
       16,000   Cypress Semiconductor Corp. *                            377,760
      200,400   Dell, Inc. *                                           3,991,968
      119,100   eBay, Inc. *                                           3,553,944
      248,200   EMC Corp./Massachusetts *                              3,559,188
       16,300   Fidelity National Information
                Services, Inc.                                           621,682
       10,900   First Solar, Inc. *                                    2,519,426
       57,821   Fiserv, Inc. *                                         2,780,612
        6,800   Global Payments, Inc.                                    281,248
       37,200   Google, Inc., Class A *                               16,385,484
      229,900   Hewlett-Packard Co.                                   10,497,234
      666,200   Intel Corp.                                           14,110,116
      122,600   International Business Machines Corp.                 14,116,164
       58,000   Kla-Tencor Corp. (O)                                   2,151,800
        7,300   Lexmark International, Inc.,
                Class A (O)*                                             224,256
      217,400   Maxim Integrated Products, Inc.                        4,432,786
       21,300   MEMC Electronic Materials, Inc. *                      1,510,170

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                INFORMATION TECHNOLOGY (CONTINUED)
       78,300   Microchip Technology, Inc. (O)                    $    2,562,759
       36,400   Micron Technology, Inc. (O)*                             217,308
      152,200   Microsoft Corp.                                        4,319,436
       64,400   Novellus Systems, Inc. (O)*                            1,355,620
       46,300   Nvidia Corp. *                                           916,277
      387,600   Oracle Corp. *                                         7,581,456
      148,600   QUALCOMM, Inc.                                         6,092,600
       13,700   Research in Motion, Ltd. *                             1,537,551
       11,000   Salesforce.com, Inc. (O)*                                636,570
       56,500   SanDisk Corp. (O)*                                     1,275,205
      169,500   Texas Instruments, Inc.                                4,791,765
       31,400   Trimble Navigation, Ltd. (O)*                            897,726
       76,400   Varian Semiconductor Equipment Associates,
                   Inc. *                                              2,150,660
       21,730   VMware, Inc., Class A (O)*                               930,478
       57,900   Western Digital Corp. *                                1,565,616
                                                                  --------------
                                                                     172,040,631
                                                                  --------------
                MATERIALS - 4.84%
       99,900   EI Du Pont de Nemours & Co.                            4,671,324
       48,800   Freeport-McMoRan Copper & Gold, Inc.                   4,695,536
       46,500   Monsanto Co.                                           5,184,750
        5,600   Mosaic Co./The *                                         574,560
       72,000   Nucor Corp.                                            4,877,280
       57,000   Praxair, Inc.                                          4,801,110
       15,900   Southern Copper Corp. (O)                              1,650,897
       33,800   Weyerhaeuser Co.                                       2,198,352
                                                                  --------------
                                                                      28,653,809
                                                                  --------------
                TELECOMMUNICATION SERVICES - 1.06%
      141,623   NeuStar, Inc., Class A (O)*                            3,750,177
       47,500   NII Holdings, Inc. *                                   1,509,550
       50,100   Turkcell Iletisim Hizmet AS, ADR                       1,046,589
                                                                  --------------
                                                                       6,306,316
                                                                  --------------
                UTILITIES - 0.65%
       32,400   Exelon Corp.                                           2,633,148
       17,500   Veolia Environment, ADR                                1,223,775
                                                                  --------------
                                                                       3,856,923
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $540,939,848)                                  575,600,013
                                                                  --------------
INVESTMENT COMPANIES - 3.67%
      137,700   iShares Russell 1000 Growth Index Fund ETF             7,496,388
       20,900   iShares S&P 100 Index Fund ETF (O)                     1,289,112
       68,900   Powershares QQQ ETF (O)                                3,012,308
    9,959,379   SSgA Prime Money Market Fund                           9,959,379
                                                                  --------------
                TOTAL INVESTMENT COMPANIES
                (Cost $22,186,115)                                    21,757,187
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COLLATERAL FOR SECURITIES ON LOAN - 9.31%
   55,124,466   State Street Navigator Securities Lending Prime
                   Portfolio (I)                                  $   55,124,466
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $55,124,466)                                    55,124,466
                                                                  --------------
TOTAL INVESTMENTS - 110.18%
(Cost $618,250,429**)                                                652,481,666
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (10.18)%                          (60,307,992)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  592,173,674
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $621,450,207.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 98.54%
                CONSUMER DISCRETIONARY - 11.95%
       17,400   Arbitron, Inc. (O)                                $      750,984
       14,900   Autoliv, Inc.                                            747,980
       16,000   AutoNation, Inc. (O)*                                    239,520
        6,800   Black & Decker Corp. (O)                                 449,480
       12,000   BorgWarner, Inc.                                         516,360
       25,600   Cablevision Systems Corp., Class A *                     548,608
       22,400   Carnival Corp.                                           906,752
       53,000   Cato Corp./The, Class A (O)                              791,820
       26,600   CEC Entertainment, Inc. *                                768,208
       19,300   Centex Corp. (O)                                         467,253
       65,500   Eastman Kodak Co. (O)                                  1,157,385
       15,200   EW Scripps Co., Class A (O)                              638,552
       28,600   Expedia, Inc. (O)*                                       626,054
      274,900   Ford Motor Co. (O)*                                    1,572,428
       17,200   Fortune Brands, Inc.                                   1,195,400
       23,450   Gannett Co., Inc.                                        681,222
       92,300   Gap, Inc./The                                          1,816,464
       24,900   Genuine Parts Co.                                      1,001,478
       14,500   Hasbro, Inc.                                             404,550
       73,900   Hibbett Sports, Inc. (O)*                              1,141,016
      118,200   Interpublic Group of Cos., Inc. (O)*                     994,062
       20,600   KB Home (O)                                              509,438
       27,900   Liberty Global, Inc., Series A (O)*                      950,832
       56,700   Liberty Media Corp. - Entertainment (S)*               1,283,688
       39,700   Liberty Media Corp. - Interactive,
                Series A (S)*                                            640,758
       24,800   Mattel, Inc.                                             493,520
       14,900   Matthews International Corp., Class A (O)                718,925
       51,800   Modine Manufacturing Co. (O)                             750,582
       66,600   O'Reilly Automotive, Inc. (O)*                         1,899,432
       60,900   Pulte Homes, Inc. (O)                                    886,095
       21,200   Royal Caribbean Cruises, Ltd. (O)                        697,480
       49,500   Saks, Inc. (O)*                                          617,265
       19,800   Service Corp. International/US                           200,772
       15,800   Sonic Corp. (O)*                                         348,232
       81,900   Stage Stores, Inc. (O)                                 1,326,780
       44,700   Tempur-Pedic International, Inc. (O)                     491,700
       21,300   TJX Cos., Inc.                                           704,391
       45,300   Valassis Communications, Inc. (O)*                       491,505
       12,700   VF Corp.                                                 984,377
       43,500   Virgin Media, Inc. (O)                                   612,045
       24,600   Wyndham Worldwide Corp.                                  508,728
                                                                  --------------
                                                                      32,532,121
                                                                  --------------
                CONSUMER STAPLES - 7.09%
        9,100   Altria Group, Inc.                                       202,020
       24,000   Bunge, Ltd.                                            2,085,120
       48,200   Casey's General Stores, Inc. (O)                       1,089,320
       14,600   Clorox Co.                                               826,944
       45,400   Coca-Cola Enterprises, Inc.                            1,098,680
       65,900   ConAgra Foods, Inc.                                    1,578,305
       29,900   Constellation Brands, Inc., Class A*                     528,333
       10,800   Costco Wholesale Corp.                                   701,676
       22,000   CVS Caremark Corp.                                       891,220
       20,000   Herbalife, Ltd. (O)                                      950,000
       32,800   HJ Heinz Co.                                           1,540,616

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                CONSUMER STAPLES (CONTINUED)
       27,100   Hormel Foods Corp. (O)                            $    1,128,986
       28,200   Lance, Inc. (O)                                          552,720
       10,000   Loews Corp. - Carolina Group (S)                         725,500
       32,500   Molson Coors Brewing Co., Class B                      1,708,525
        9,100   Philip Morris International, Inc. *                      460,278
       56,700   Safeway, Inc.                                          1,664,145
       72,700   Sara Lee Corp.                                         1,016,346
       10,400   UST, Inc. (O)                                            567,008
                                                                  --------------
                                                                      19,315,742
                                                                  --------------
                ENERGY - 8.88%
       43,900   Chesapeake Energy Corp. (O)                            2,025,985
       57,900   El Paso Corp.                                            963,456
       35,300   Forest Oil Corp. *                                     1,728,288
       42,700   Hess Corp.                                             3,765,286
       21,500   Murphy Oil Corp.                                       1,766,010
       21,900   Nabors Industries, Ltd. *                                739,563
       12,200   Newfield Exploration Co. *                               644,770
       29,500   Noble Energy, Inc.                                     2,147,600
        7,100   Overseas Shipholding Group, Inc. (O)                     497,284
       28,700   Patterson-UTI Energy, Inc.                               751,366
       17,400   Pioneer Natural Resources Co.                            854,688
       40,300   Plains Exploration & Production Co. *                  2,136,194
       18,800   Rowan Cos., Inc.                                         774,184
       70,800   Spectra Energy Corp.                                   1,610,700
       23,400   St. Mary Land & Exploration Co. (O)                      900,900
        5,500   Sunoco, Inc.                                             288,585
       25,800   Whiting Petroleum Corp. *                              1,667,970
       27,900   Williams Cos., Inc.                                      920,142
                                                                  --------------
                                                                      24,182,971
                                                                  --------------
                FINANCIALS - 26.30%
       15,100   AMB Property Corp., REIT                                 821,742
        6,700   AMBAC Financial Group, Inc. (O)                           38,525
       38,500   American Capital Strategies, Ltd. (O)                  1,315,160
       41,800   Ameriprise Financial, Inc.                             2,167,330
       47,600   Annaly Capital Management, Inc., REIT                    729,232
       57,600   AON Corp.                                              2,315,520
       43,500   Ares Capital Corp. (O)                                   546,795
       36,900   Asset Acceptance Capital Corp. (O)*                      355,347
       36,976   Associated Banc-Corp. (O)                                984,671
       23,000   Assurant, Inc.                                         1,399,780
       40,500   Assured Guaranty, Ltd. (O)                               961,470
       13,400   AvalonBay Communities, Inc., REIT                      1,293,368
       18,900   Axis Capital Holdings, Ltd.                              642,222
       26,700   Bank of America Corp.                                  1,012,197
        8,800   Black Rock, Inc./New York (O)                          1,796,784
       40,700   Blackstone Group L.P./The (O)                            646,316
       21,400   Boston Properties, Inc., REIT                          1,970,298
       27,700   Cincinnati Financial Corp.                             1,053,708
       46,800   CIT Group, Inc. (O)                                      554,580
       17,300   City National Corp./CA (O)                               855,658
       39,900   Colonial BancGroup, Inc./The (O)                         384,237
       17,000   Comerica, Inc.                                           596,360
       19,000   Credit Acceptance Corp. (O)*                             295,070
       10,200   Cullen/Frost Bankers, Inc.                               541,008
       27,550   Delphi Financial Group, Inc., Class A (O)                805,286
       13,100   Developers Diversified Realty Corp., REIT (O)            548,628

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                FINANCIALS (CONTINUED)
       43,600   E*Trade Financial Corp. (O)*                      $      168,296
       36,900   Equity Residential, REIT                               1,530,981
       16,800   Everest Re Group, Ltd.                                 1,504,104
       21,800   Financial Federal Corp. (O)                              475,458
       10,900   First Midwest Bancorp, Inc./IL (O)                       302,693
       56,600   Genworth Financial, Inc., Class A                      1,281,424
       18,600   HCP, Inc., REIT                                          628,866
       60,000   Host Hotels & Resorts, Inc., REIT                        955,200
       15,000   Hudson City Bancorp, Inc.                                265,200
       26,750   International Bancshares Corp. (O)                       604,015
       15,800   IPC Holdings, Ltd.                                       442,400
       44,400   iStar Financial, Inc., REIT (O)                          622,932
       11,000   Jeffries Group, Inc. (O)                                 177,430
       22,800   JPMorgan Chase & Co.                                     979,260
       66,700   Keycorp                                                1,464,065
       40,400   Kimco Realty Corp., REIT                               1,582,468
       18,000   Legg Mason, Inc.                                       1,007,640
       13,800   Leucadia National Corp. (O)                              624,036
       13,400   Lincoln National Corp.                                   696,800
       16,100   M&T Bank Corp. (O)                                     1,295,728
       54,198   Marshall & Ilsley Corp.                                1,257,394
       13,600   MB Financial, Inc. (O)                                   418,608
       15,200   MBIA, Inc. (O)                                           185,744
       23,200   NewAlliance Bancshares, Inc. (O)                         284,432
       14,200   PartnerRe, Ltd.                                        1,083,460
       21,900   Platinum Underwriters Holdings, Ltd.                     710,874
       16,900   Plum Creek Timber Co., Inc., REIT (O)                    687,830
       51,600   Principal Financial Group, Inc.                        2,875,152
        5,200   Prologis, REIT                                           306,072
        6,500   PS Business Parks, Inc., REIT                            337,350
       15,400   Public Storage, REIT                                   1,364,748
       85,701   RAIT Investment Trust, REIT (O)                          594,765
       10,400   Rayonier, Inc., REIT                                     451,776
       37,200   Realty Income Corp., REIT (O)                            953,064
        6,600   Regency Centers Corp., REIT                              427,416
       22,000   Reinsurance Group of America, Inc. (O)                 1,197,680
       19,100   RenaissanceRe Holdings, Ltd.                             991,481
       20,900   Safeco Corp.                                             917,092
        9,000   Simon Property Group, Inc., REIT                         836,190
       14,700   SL Green Realty Corp., REIT                            1,197,609
       61,900   Sovereign Bancorp, Inc. (O)                              576,908
       10,800   StanCorp Financial Group, Inc.                           515,268
       14,600   State Street Corp.                                     1,153,400
       28,500   Synovus Financial Corp. (O)                              315,210
       26,700   TCF Financial Corp. (O)                                  478,464
       22,400   Torchmark Corp.                                        1,346,464
       86,500   Unum Group                                             1,903,865
       41,200   U-Store-It Trust, REIT (O)                               466,796
       14,600   Ventas, Inc., REIT                                       655,686
       28,700   Vornado Realty Trust, REIT                             2,474,227
       17,100   Webster Financial Corp.                                  476,577
        9,400   Westamerica Bancorporation (O)                           494,440
       27,600   WR Berkley Corp.                                         764,244
       22,400   XL Capital, Ltd., Class A                                661,920
       22,400   Zions Bancorporation (O)                               1,020,320
                                                                  --------------
                                                                      71,622,814
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                HEALTH CARE - 3.22%
       14,400   Abbott Laboratories                                   $  794,160
       27,500   AmerisourceBergen Corp.                                1,126,950
       21,800   Amsurg Corp. *                                           516,224
       36,800   Applera Corp. - Applied Biosystems Group (S)           1,209,248
       47,400   Centene Corp. (O)*                                       660,756
        7,600   Charles River Laboratories
                International, Inc. (O)*                                 447,944
       12,500   Invitrogen Corp. *                                     1,068,375
       28,300   Medco Health Solutions, Inc. *                         1,239,257
       15,600   Orthofix International N.V. (O)*                         620,412
       27,700   Schering-Plough Corp.                                    399,157
       65,900   Universal American Corp. *                               698,540
                                                                  --------------
                                                                       8,781,023
                                                                  --------------
                INDUSTRIALS - 12.82%
       61,600   ACCO Brands Corp. (O)*                                   835,912
       23,700   Acuity Brands, Inc. (O)                                1,017,915
       47,000   Aircastle, Ltd. (O)                                      528,750
       80,700   Airtran Holdings, Inc. (O)*                              532,620
       15,500   Albany International Corp., Class A (O)                  560,170
       16,900   Avery Dennison Corp.                                     832,325
       32,625   Belden, Inc. (O)                                       1,152,315
       57,500   Carlisle Cos., Inc. (O)                                1,922,800
       30,000   Cooper Industries, Ltd., Class A                       1,204,500
       37,700   CSX Corp.                                              2,113,839
       32,400   Diana Shipping, Inc. (O)                                 852,768
       31,200   Dover Corp.                                            1,303,536
       18,900   Eaton Corp.                                            1,505,763
       23,900   ESCO Technologies, Inc. (O)*                             949,308
        3,400   Flowserve Corp. (O)                                      354,892
       14,200   GATX Corp. (O)                                           554,794
       19,087   Genesee & Wyoming, Inc., Class A (O)*                    656,593
       20,200   Graco, Inc. (O)                                          732,452
       51,700   Ingersoll-Rand Co., Ltd., Class A                      2,304,786
       41,300   ITT Corp.                                              2,139,753
       32,800   KBR, Inc.                                                909,544
       11,100   L-3 Communications Holdings, Inc.                      1,213,674
       26,800   Masco Corp.                                              531,444
       37,900   Mueller Industries, Inc.                               1,093,415
       16,100   Norfolk Southern Corp.                                   874,552
       34,800   Parker Hannifin Corp.                                  2,410,596
       16,500   Republic Services, Inc.                                  482,460
       30,200   RR Donnelley & Sons Co.                                  915,362
       18,100   Simpson Manufacturing Co., Inc. (O)                      491,958
       78,300   Southwest Airlines Co.                                   970,920
       38,700   Spirit Aerosystems Holdings, Inc., Class A *             858,366
       13,900   United Stationers, Inc. (O)*                             663,030
        7,800   USG Corp. (O)*                                           287,196
       15,000   WW Grainger, Inc.                                      1,145,850
                                                                  --------------
                                                                      34,904,158
                                                                  --------------
                INFORMATION TECHNOLOGY - 7.04%
       46,200   Advanced Micro Devices, Inc. (O)*                        272,118
       21,500   Affiliated Computer Services, Inc., Class A *          1,077,365

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                INFORMATION TECHNOLOGY (CONTINUED)
       21,600   Altera Corp.                                      $      398,088
       38,800   Arrow Electronics, Inc. *                              1,305,620
       50,800   CA, Inc.                                               1,143,000
       12,100   Citrix Systems, Inc. *                                   354,893
       39,100   Computer Sciences Corp. *                              1,594,889
       12,400   Diebold, Inc.                                            465,620
       29,500   Electronics for Imaging (O)*                             440,140
       17,300   Intersil Corp., Class A                                  444,091
       31,100   Juniper Networks, Inc. *                                 777,500
       85,700   LSI Corp. *                                              424,215
       41,000   Maxim Integrated Products, Inc.                          835,990
       19,100   MAXIMUS, Inc.                                            701,161
      106,700   Micron Technology, Inc. (O)*                             636,999
       29,000   Molex, Inc.                                              671,640
       49,500   NAM TAI Electronics, Inc.                                475,200
       24,500   NCR Corp. *                                              559,335
       25,900   Novellus Systems, Inc. *                                 545,195
       22,300   SanDisk Corp. (O)*                                       503,311
       63,300   Seagate Technology                                     1,325,502
       99,100   Tellabs, Inc. (O)*                                       540,095
       29,600   Teradata Corp. *                                         652,976
       31,900   Websense, Inc. *                                         598,125
      129,200   Xerox Corp.                                            1,934,124
       27,100   Xyratex, Ltd. *                                          486,174
                                                                  --------------
                                                                      19,163,366
                                                                  --------------
                MATERIALS - 7.23%
       10,300   Air Products & Chemicals, Inc.                           947,600
       11,900   Aptargroup, Inc. (O)                                     463,267
       29,100   Celanese Corp., Series A                               1,136,355
       10,000   Compass Minerals International, Inc. (O)                 589,800
       11,400   Cytec Industries, Inc.                                   613,890
       11,900   Deltic Timber Corp. (O)                                  662,830
       35,500   EI Du Pont de Nemours & Co.                            1,659,980
       19,765   Freeport-McMoRan Copper & Gold, Inc.                   1,901,788
       22,800   Mosaic Co./The *                                       2,339,280
       15,800   Nucor Corp.                                            1,070,292
       20,100   Reliance Steel & Aluminum Co.                          1,203,186
       22,400   Rohm & Haas Co. (O)                                    1,211,392
       47,500   Sealed Air Corp.                                       1,199,375
       18,200   Sigma-Aldrich Corp.                                    1,085,630
       15,200   United States Steel Corp.                              1,928,424
       26,000   Weyerhaeuser Co.                                       1,691,040
                                                                  --------------
                                                                      19,704,129
                                                                  --------------
                TELECOMMUNICATION SERVICES - 1.23%
       66,800   Citizens Communications Co.                              700,732
       22,600   Embarq Corp.                                             906,260
      218,700   Qwest Communications International, Inc. (O)             990,711
       63,100   Windstream Corp.                                         754,045
                                                                  --------------
                                                                       3,351,748
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                UTILITIES - 12.78%
       36,300   Ameren Corp.                                      $    1,598,652
       68,700   American Electric Power Co., Inc.                      2,859,981
       14,800   Atmos Energy Corp.                                       377,400
       82,000   CMS Energy Corp. (O)                                   1,110,280
       47,700   Consolidated Edison, Inc. (O)                          1,893,690
       14,000   Constellation Energy Group, Inc.                       1,235,780
       34,700   DTE Energy Co.                                         1,349,483
       63,300   Edison International                                   3,102,966
       26,700   Energy East Corp.                                        644,004
        5,900   Entergy Corp.                                            643,572
       27,700   Mirant Corp. (O)*                                      1,008,003
       20,600   National Fuel Gas Co. (O)                                972,526
       14,700   New Jersey Resources Corp. (O)                           456,435
       27,200   NRG Energy, Inc. (O)*                                  1,060,528
       44,200   NSTAR (O)                                              1,345,006
       21,500   Oneok, Inc.                                              959,545
       61,900   PG&E Corp.                                             2,279,158
       28,100   PPL Corp.                                              1,290,352
       45,800   Progress Energy, Inc.                                  1,909,860
       21,600   Questar Corp.                                          1,221,696
       30,700   Reliant Energy, Inc. *                                   726,055
       41,300   Sempra Energy                                          2,200,464
       26,200   UGI Corp.                                                652,904
       29,400   Westar Energy, Inc. (O)                                  669,438
       13,400   WGL Holdings, Inc. (O)                                   429,604
       22,100   Wisconsin Energy Corp.                                   972,179
       92,600   Xcel Energy, Inc. (O)                                  1,847,370
                                                                  --------------
                                                                      34,816,931
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $271,639,179)                                  268,375,003
                                                                  --------------
WARRANTS AND RIGHTS - 0.00%
                FINANCIALS - 0.00%
       14,500   Ares Capital Corp.
                Exp. 04/21/08 (Exercise Price $12.17) *                    8,120
                                                                  --------------
                TOTAL WARRANTS AND RIGHTS
                (Cost $0)                                                  8,120
                                                                  --------------
INVESTMENT COMPANY - 1.32%
    3,602,278   SSgA Prime Money Market Fund                           3,602,278
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $3,602,278)                                      3,602,278
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------

COLLATERAL FOR SECURITIES ON LOAN - 25.69%
   69,959,551   State Street Navigator Securities
                Lending Prime Portfolio (I)                       $   69,959,551
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN               69,959,551
                                                                  --------------
                (Cost $69,959,551)

TOTAL INVESTMENTS - 125.55%                                          341,944,952
                                                                  --------------
(Cost $345,201,008**)

NET OTHER ASSETS AND LIABILITIES - (25.55)%                          (69,601,879)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  272,343,073
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $345,861,585.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(S) Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund Portfolio of Investments (Unaudited)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 98.96%
                CONSUMER DISCRETIONARY - 16.18%
      110,200   American Eagle Outfitters, Inc.                   $    1,929,602
      382,000   Carter's, Inc. (O)*                                    6,169,300
       83,300   CROCS, Inc. (O)*                                       1,455,251
      128,500   Darden Restaurants, Inc. (O)                           4,182,675
      155,200   Gildan Activewear, Inc. (O)*                           5,798,272
       50,100   Guess ?, Inc. (O)                                      2,027,547
      187,200   Gymboree Corp. (O)*                                    7,465,536
      196,300   JOS A Bank Clothiers, Inc. *                           4,024,150
      106,700   O'Reilly Automotive, Inc. (O)*                         3,043,084
       34,300   priceline.com, Inc. (O)*                               4,145,498
      132,000   Sotheby's (O)                                          3,816,120
      118,500   Steiner Leisure, Ltd. (O)*                             3,910,500
      124,300   True Religion Apparel, Inc. *                          2,305,765
                                                                  --------------
                                                                      50,273,300
                                                                  --------------
                CONSUMER STAPLES - 2.31%
       58,200   Avon Products, Inc.                                    2,301,228
       94,300   Hansen Natural Corp. (O)*                              3,328,790
       32,900   Herbalife, Ltd. (O)                                    1,562,750
                                                                  --------------
                                                                       7,192,768
                                                                  --------------
                ENERGY - 15.63%
       43,900   Atwood Oceanics, Inc. *                                4,026,508
      190,615   Complete Production Services, Inc. (O)*                4,372,708
      235,100   Hercules Offshore, Inc. *                              5,905,712
       88,700   National Oilwell Varco, Inc. (O)*                      5,178,306
      128,600   Noble Corp.                                            6,387,562
       80,700   Noble Energy, Inc.                                     5,874,960
      242,700   St. Mary Land & Exploration Co.                        9,343,950
       50,200   Suntech Power Holdings Co., Ltd., ADR (O)*             2,036,112
       70,200   Ultra Petroleum Corp. (O)*                             5,440,500
                                                                  --------------
                                                                      48,566,318
                                                                  --------------
                FINANCIALS - 4.98%
       23,400   Affiliated Managers Group, Inc. (O)*                   2,123,316
      177,300   Huntington Bancshares, Inc./OH (O)                     1,905,975
      235,800   Invesco, Ltd.                                          5,744,088
      156,700   MBIA, Inc. (O)                                         1,914,874
      136,300   WR Berkley Corp.                                       3,774,147
                                                                  --------------
                                                                      15,462,400
                                                                  --------------
                HEALTH CARE - 16.05%
      115,200   Barr Pharmaceuticals, Inc. (O)*                        5,565,312
       63,500   Beckman Coulter, Inc.                                  4,098,925
       80,600   Cephalon, Inc. (O)*                                    5,190,640
       24,700   China Medical Technologies, Inc., ADR (O)              1,014,923
      160,600   Coventry Health Care, Inc. *                           6,480,210
      133,700   Health Net, Inc. *                                     4,117,960
       23,500   Hologic, Inc. *                                        1,306,600
      118,600   Hospira, Inc. (O)*                                     5,072,522
       60,200   Invitrogen Corp. (O)*                                  5,145,294
      179,200   Psychiatric Solutions, Inc. (O)*                       6,078,464
      104,000   Waters Corp. *                                         5,792,800
                                                                  --------------
                                                                      49,863,650
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
    ------                                                        --------------
                INDUSTRIALS - 18.24%
       51,000   Carlisle Cos., Inc. (O)                           $    1,705,440
       39,800   Foster Wheeler, Ltd. *                                 2,253,476
      164,500   Graco, Inc. (O)                                        5,964,770
      230,100   Herman Miller, Inc. (O)                                5,653,557
      172,700   HUB Group, Inc., Class A *                             5,680,103
      190,725   Manpower, Inc.                                        10,730,189
      133,800   Oshkosh Corp. (O)                                      4,854,264
       44,400   Precision Castparts Corp.                              4,532,352
      146,500   Terex Corp. (O)*                                       9,156,250
      168,500   Thomas & Betts Corp. *                                 6,128,345
                                                                  --------------
                                                                      56,658,746
                                                                  --------------
                INFORMATION TECHNOLOGY - 20.34%
      129,100   Akamai Technologies, Inc. (O)*                         3,635,456
      142,300   Amphenol Corp., Class A                                5,300,675
      174,370   Autodesk, Inc. (O)*                                    5,489,168
      143,200   BMC Software, Inc. (O)*                                4,656,864
      172,800   Cognizant Technology Solutions Corp., Class A *        4,981,824
       19,700   DST Systems, Inc. (O)*                                 1,295,078
       91,100   Flir Systems, Inc. (O)*                                2,741,199
      452,540   Foundry Networks, Inc. (O)*                            5,240,413
      117,900   Lam Research Corp. *                                   4,506,138
       63,000   MEMC Electronic Materials, Inc. *                      4,466,700
      188,200   NetApp, Inc. *                                         3,773,410
      407,400   Perot Systems Corp., Class A *                         6,127,296
      198,300   Polycom, Inc. *                                        4,469,682
       87,950   Varian Semiconductor Equipment Associates, Inc.
                   (O)*                                                2,475,792
      189,100   Western Union Co./The                                  4,022,157
                                                                  --------------
                                                                      63,181,852
                                                                  --------------
                MATERIALS - 4.33%
       51,000   Agrium, Inc.                                           3,167,610
       43,500   Cleveland-Cliffs, Inc. (O)                             5,212,170
       22,200   Teck Cominco, Ltd., Class B                              909,312
      285,300   Yamana Gold, Inc. (O)                                  4,171,086
                                                                  --------------
                                                                      13,460,178
                                                                  --------------
                TELECOMMUNICATION SERVICES - 0.90%
       88,000   NII Holdings, Inc. *                                   2,796,640
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $324,872,607)                                  307,455,852
                                                                  --------------
INVESTMENT COMPANY - 1.22%
    3,797,007   SSgA Prime Money Market Fund                           3,797,007
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $3,797,007)                                      3,797,007
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund Portfolio of Investments (Unaudited)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COLLATERAL FOR SECURITIES ON LOAN - 31.17%
   96,855,803   State Street Navigator Securities
                Lending Prime Portfolio (I)                       $   96,855,803
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $96,855,803)                                    96,855,803
                                                                  --------------
TOTAL INVESTMENTS - 131.35%
(Cost $425,525,417**)                                                408,108,662
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (31.35)%                          (97,415,277)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  310,693,385
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $437,259,464.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
-------------                                                     --------------
COMMON STOCKS - 95.85%

                CONSUMER DISCRETIONARY - 17.87%
        2,000   Arbitron, Inc.                                    $       86,320
        6,700   Cato Corp./The, Class A                                  100,098
        3,100   CEC Entertainment, Inc. *                                 89,528
        5,200   Helen of Troy, Ltd. *                                     87,204
        8,900   Hibbett Sports, Inc. *                                   137,416
        1,600   Matthews International Corp.,
                Class A                                                   77,200
        5,800   Modine Manufacturing Co.                                  84,042
        2,100   Sonic Corp. *                                             46,284
        9,700   Stage Stores, Inc.                                       157,140
        5,100   Tempur-Pedic International, Inc.                          56,100
        2,800   Unifirst Corp./MA                                        103,852
        5,000   Valassis Communications, Inc. *                           54,250
                                                                  --------------
                                                                       1,079,434
                                                                  --------------
                CONSUMER STAPLES - 4.92%
        5,400   Casey's General Stores, Inc.                             122,040
        2,200   Herbalife, Ltd.                                          104,500
        3,600   Lance, Inc.                                               70,560
                                                                  --------------
                                                                         297,100
                                                                  --------------
                ENERGY - 6.60%
        4,500   Penn Virginia Corp.                                      198,405
        3,100   Whiting Petroleum Corp. *                                200,415
                                                                  --------------
                                                                         398,820
                                                                  --------------
                FINANCIALS - 21.77%
        1,900   Acadia Realty Trust, REIT                                 45,885
        2,100   American Campus
                Communities, Inc., REIT                                   57,456
        5,200   Ares Capital Corp.                                        65,364
        6,500   Asset Acceptance Capital Corp.                            62,595
        4,700   Assured Guaranty, Ltd.                                   111,578
        3,500   Asta Funding, Inc.                                        48,755
        3,100   Credit Acceptance Corp. *                                 48,143
        3,400   Delphi Financial Group, Inc., Class A                     99,382
        3,200   Financial Federal Corp.                                   69,792
        1,400   First Midwest Bancorp, Inc./IL                            38,878
        3,390   International Bancshares Corp.                            76,546
        1,800   IPC Holdings, Ltd.                                        50,400
        1,500   MB Financial, Inc.                                        46,170
        2,700   NewAlliance Bancshares, Inc.                              33,102
          600   Pennsylvania Real Estate
                Investment Trust, REIT                                    14,634
        2,500   Platinum Underwriters
                Holdings, Ltd.                                            81,150
        1,200   PS Business Parks, Inc., REIT                             62,280
        9,900   RAIT Investment Trust, REIT                               68,706
        3,700   Realty Income Corp., REIT                                 94,794
        6,300   U-Store-It Trust, REIT                                    71,379
        1,300   Westamerica Bancorporation                                68,380
                                                                  --------------
                                                                       1,315,369
                                                                  --------------
                HEALTH CARE - 6.17%
        2,400   Amsurg Corp. *                                            56,832
        5,400   Centene Corp. *                                           75,276
        2,700   Corvel Corp. *                                            82,593

                                                                       Value
   Shares                                                            (Note 1)
-------------                                                     --------------
                HEALTH CARE (CONTINUED)
        1,700   Orthofix International N.V. *                     $       67,609
        8,500   Universal American Corp. *                                90,100
                                                                  --------------
                                                                         372,410
                                                                  --------------
                INDUSTRIALS - 24.24%
        8,500   ACCO Brands Corp. *                                      115,345
        3,400   Acuity Brands, Inc.                                      146,030
        9,700   Airtran Holdings, Inc. *                                  64,020
        2,000   Albany International Corp., Class A                       72,280
        3,700   Belden, Inc.                                             130,684
        5,500   Bowne & Co., Inc.                                         83,875
        6,700   Carlisle Cos., Inc.                                      224,048
        4,100   Deswell Industries, Inc.                                  25,625
        2,800   ESCO Technologies, Inc. *                                111,216
        2,200   Genesee & Wyoming, Inc., Class A *                        75,680
        4,700   Mueller Industries, Inc.                                 135,595
        2,500   Quixote Corp.                                             20,875
        2,700   Simpson Manufacturing Co., Inc.                           73,386
        2,500   Sterling Construction Co., Inc. *                         45,550
        1,500   United Stationers, Inc. *                                 71,550
        4,800   Vitran Corp., Inc. *                                      68,496
                                                                  --------------
                                                                       1,464,255
                                                                  --------------
                INFORMATION TECHNOLOGY - 5.75%
        3,600   Electronics for Imaging *                                 53,712
        2,400   MAXIMUS, Inc.                                             88,104
        6,700   NAM TAI Electronics, Inc.                                 64,320
        3,900   Websense, Inc. *                                          73,125
        3,800   Xyratex, Ltd. *                                           68,172
                                                                  --------------
                                                                         347,433
                                                                  --------------
                MATERIALS - 4.84%
        1,600   Aptargroup, Inc.                                          62,288
        1,300   Compass Minerals
                International, Inc.                                       76,674
        1,400   Deltic Timber Corp.                                       77,980
        4,650   Zep, Inc.                                                 75,423
                                                                  --------------
                                                                         292,365
                                                                  --------------
                UTILITIES - 3.69%
        2,300   Atmos Energy Corp.                                        58,650
        1,650   New Jersey Resources Corp.                                51,233
        3,000   Westar Energy, Inc.                                       68,310
        1,400   WGL Holdings, Inc.                                        44,884
                                                                  --------------
                                                                         223,077
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $6,650,806)                                      5,790,263
                                                                  --------------
WARRANTS AND RIGHTS - 0.02%
                FINANCIALS - 0.02%
        1,733   Ares Capital Corp.
                Exp. 04/21/08 (Exercise Price $12.17) *                      970
                                                                  --------------
                TOTAL WARRANTS AND RIGHTS
                (Cost $0)                                                    970
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
  Par Value                                                          (Note 1)
-------------                                                     --------------
CERTIFICATE OF DEPOSIT - 1.46%
$      88,149   State Street Eurodollar
                       0.650%, due 04/01/08                       $       88,149
                                                                  --------------
                TOTAL CERTIFICATE OF DEPOSIT
                (Cost $88,149)                                            88,149
                                                                  --------------

   Shares
-------------
INVESTMENT COMPANY - 4.38%
      264,849   SSgA Prime Money Market Fund                             264,849
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $264,849)                                          264,849
                                                                  --------------
TOTAL INVESTMENTS - 101.71%                                            6,144,231
                                                                  --------------
(Cost $7,003,804**)
NET OTHER ASSETS AND LIABILITIES - (1.71)%                             (102,996)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    6,041,235
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $7,006,382.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

             See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 96.01%
                CONSUMER DISCRETIONARY - 8.68%
          300   Abercrombie & Fitch Co., Class A                  $       21,942
        1,500   Cabela's, Inc. *                                          21,240
        1,150   California Pizza Kitchen, Inc. *                          15,076
        2,300   CKX, Inc. *                                               21,896
          800   Columbia Sportswear Co.                                   35,224
          300   Ctrip.com International, Ltd., ADR                        15,906
          400   Deckers Outdoor Corp. *                                   43,128
          200   Dick's Sporting Goods, Inc. *                              5,356
          900   Dolan Media Co. *                                         18,099
          700   Focus Media Holding, Ltd., ADR *                          24,605
          300   Fossil, Inc. *                                             9,162
          900   Genesco, Inc. *                                           20,799
        1,900   Great Wolf Resorts, Inc. *                                12,122
          300   hhgregg, Inc. *                                            3,375
          800   Iconix Brand Group, Inc. *                                13,880
          800   Interactive Data Corp.                                    22,776
          300   Men's Wearhouse, Inc.                                      6,981
        1,500   Outdoor Channel Holdings, Inc. *                          11,025
        1,200   Pinnacle Entertainment, Inc. *                            15,360
          100   priceline.com, Inc. *                                     12,086
        1,100   Scientific Games Corp., Class A *                         23,221
          400   Universal Electronics, Inc. *                              9,684
        1,000   Urban Outfitters, Inc. *                                  31,350
          900   Volcom, Inc. *                                            18,189
          600   Warnaco Group, Inc./The *                                 23,664
        1,800   World Wrestling Entertainment,
                Inc., Class A                                             33,498
                                                                  --------------
                                                                         489,644
                                                                  --------------
                CONSUMER STAPLES - 1.01%
          200   Boston Beer Co., Inc., Class A *                           9,508
        1,000   John B. Sanfilippo & Son, Inc. *                           8,910
          500   Pantry, Inc./The *                                        10,540
          800   Reddy Ice Holdings, Inc.                                  10,424
          100   WD-40 Co.                                                  3,325
          800   Winn-Dixie Stores, Inc. *                                 14,368
                                                                  --------------
                                                                          57,075
                                                                  --------------
                ENERGY - 9.11%
          700   Alpha Natural Resources, Inc. *                           30,408
          400   Atwood Oceanics, Inc. *                                   36,688
        1,200   Basic Energy Services, Inc. *                             26,496
        1,200   Cabot Oil & Gas Corp.                                     61,008
          900   Carrizo Oil & Gas, Inc. *                                 53,343
          400   Dawson Geophysical Co. *                                  27,000
        1,000   Dril-Quip, Inc. *                                         46,470
        1,100   Hercules Offshore, Inc. *                                 27,632
          400   Lufkin Industries, Inc.                                   25,528
          900   NATCO Group, Inc., Class A *                              42,075
          800   Oceaneering International, Inc. *                         50,400
        2,600   Petroquest Energy, Inc. *                                 45,084
          600   W-H Energy Services, Inc. *                               41,310
                                                                  --------------
                                                                         513,442
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                FINANCIALS - 5.31%
          100   Affiliated Managers Group, Inc. *                 $        9,074
          100   Alexandria Real Estate Equities,
                Inc., REIT                                                 9,272
        1,200   American Physicians Capital, Inc.                         55,632
          800   Boston Private Financial Holdings, Inc.                    8,472
          600   GFI Group, Inc.                                           34,380
          800   Greenhill & Co., Inc.                                     55,648
          700   Mid-America Apartment Communities,
                Inc., REIT                                                34,888
          700   Signature Bank/New York NY *                              17,850
          400   SVB Financial Group *                                     17,456
        1,100   Tower Group, Inc.                                         27,687
          900   Waddell & Reed Financial, Inc., Class A                   28,917
                                                                  --------------
                                                                         299,276
                                                                  --------------
                HEALTH CARE - 16.38%
          300   Air Methods Corp. *                                       14,511
          400   Alexion Pharmaceuticals, Inc. *                           23,720
        1,300   Align Technology, Inc. *                                  14,443
        1,000   Alkermes, Inc. *                                          11,880
        1,100   AMN Healthcare Services, Inc. *                           16,962
          400   Arthrocare Corp. *                                        13,340
        1,100   Bruker Corp. *                                            16,929
          400   Corvel Corp. *                                            12,236
          900   Cutera, Inc. *                                            12,123
          500   Gen-Probe, Inc. *                                         24,100
        1,400   HMS Holdings Corp. *                                      39,970
          900   Hologic, Inc. *                                           50,040
          700   Icon PLC, ADR *                                           45,423
          700   Immucor, Inc. *                                           14,938
          900   InterMune, Inc. *                                         13,122
        1,300   inVentiv Health, Inc. *                                   37,453
          500   Kendle International, Inc. *                              22,460
        1,200   KV Pharmaceutical Co., Class A *                          29,952
          700   Magellan Health Services, Inc. *                          27,783
          400   Matria Healthcare, Inc. *                                  8,920
        1,600   Medcath Corp. *                                           29,120
          700   Medicines Co./The *                                       14,140
        1,300   Medicis Pharmaceutical Corp., Class A                     25,597
          500   Myriad Genetics, Inc. *                                   20,145
          800   Omnicell, Inc. *                                          16,080
        1,800   Parexel International Corp. *                             46,980
        1,200   Pediatrix Medical Group, Inc. *                           80,880
        1,500   PharmaNet Development Group, Inc. *                       37,845
        1,000   PSS World Medical, Inc. *                                 16,660
        1,400   Psychiatric Solutions, Inc. *                             47,488
          700   SonoSite, Inc. *                                          19,901
        1,700   Sun Healthcare Group, Inc. *                              22,338
        1,500   Trizetto Group *                                          25,035
        1,300   Wright Medical Group, Inc. *                              31,382
          200   XenoPort, Inc. *                                           8,094
        1,200   Zoll Medical Corp. *                                      31,908
                                                                  --------------
                                                                         923,898
                                                                  --------------
                INDUSTRIALS - 25.86%
        2,300   AAR Corp. *                                               62,721
        1,200   Actuant Corp., Class A                                    36,252
          300   Acuity Brands, Inc.                                       12,885

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                INDUSTRIALS (CONTINUED)
          700   Advisory Board Co./The *                          $       38,458
          400   American Commercial Lines, Inc. *                          6,320
        1,500   BE Aerospace, Inc. *                                      52,425
          600   Bucyrus International, Inc., Class A                      60,990
        1,000   Chart Industries, Inc. *                                  33,840
          500   Clean Harbors, Inc. *                                     32,500
        2,600   Comfort Systems USA, Inc.                                 33,826
        2,000   Diamond Management & Technology
                Consultants, Inc.                                         12,900
          900   EnPro Industries, Inc. *                                  28,071
        1,100   FTI Consulting, Inc. *                                    78,144
          500   G&K Services, Inc., Class A                               17,805
        1,100   Genesis Lease, Ltd., ADR                                  16,005
        1,400   Geo Group, Inc./The *                                     39,816
          700   GeoEye, Inc. *                                            18,193
        1,000   Healthcare Services Group                                 20,640
          800   Heico Corp.                                               39,000
        1,400   HUB Group, Inc., Class A *                                46,046
        2,100   Hudson Highland Group, Inc. *                             17,787
          400   Huron Consulting Group, Inc. *                            16,620
          600   IHS, Inc., Class A *                                      38,586
          500   II-VI, Inc. *                                             18,990
        3,000   Innovative Solutions & Support, Inc. *                    31,710
          600   Kaydon Corp.                                              26,346
          900   Kenexa Corp. *                                            16,632
          500   Kirby Corp. *                                             28,500
        1,000   Ladish Co., Inc. *                                        36,000
        1,300   LMI Aerospace, Inc. *                                     25,181
          600   Middleby Corp. *                                          37,434
          400   Perini Corp. *                                            14,492
          900   RBC Bearings, Inc. *                                      33,417
        1,800   Simpson Manufacturing Co., Inc.                           48,924
          400   Stericycle, Inc. *                                        20,600
        1,000   TransDigm Group, Inc. *                                   37,050
        1,300   Triumph Group, Inc.                                       74,009
        1,000   UAP Holding Corp.                                         38,340
          800   URS Corp. *                                               26,152
        2,100   Wabtec Corp.                                              79,086
          500   Walter Industries, Inc.                                   31,315
        1,300   Waste Connections, Inc. *                                 39,962
          600   Watson Wyatt Worldwide, Inc., Class A                     34,050
                                                                  --------------
                                                                       1,458,020
                                                                  --------------
                INFORMATION TECHNOLOGY - 24.71%
          900   ACI Worldwide, Inc. *                                     17,928
          300   Anixter International, Inc. *                             19,212
          900   Ansoft Corp. *                                            27,468
        1,400   Ansys, Inc. *                                             48,328
        1,100   Aspen Technology, Inc. *                                  14,025
          800   Atheros Communications, Inc. *                            16,672
        1,600   Blackboard, Inc. *                                        53,328
          700   Cabot Microelectonics Corp. *                             22,505
          500   CACI International, Inc., Class A *                       22,775
        1,400   Commvault Systems, Inc. *                                 17,360
        1,100   Comtech Telecommunications Corp. *                        42,900

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                INFORMATION TECHNOLOGY (CONTINUED)
          400   Cymer, Inc. *                                     $       10,416
        2,100   Dice Holdings, Inc. *                                     18,711
        1,600   Diodes, Inc. *                                            35,136
        1,900   DivX, Inc. *                                              13,300
        1,000   Double-Take Software, Inc. *                              11,680
        1,100   EMS Technologies, Inc. *                                  29,854
          800   Emulex Corp. *                                            12,992
        2,200   ExlService Holdings, Inc. *                               50,512
          400   FARO Technologies, Inc. *                                 12,472
        2,400   Flir Systems, Inc. *                                      72,216
        2,600   Forrester Research, Inc. *                                69,108
        2,800   i2 Technologies, Inc. *                                   31,528
        1,400   Informatica Corp. *                                       23,884
        3,100   Kulicke & Soffa Industries, Inc. *                        14,818
        2,500   Manhattan Associates, Inc. *                              57,325
        1,400   Micros Systems, Inc. *                                    47,124
        2,200   Microsemi Corp. *                                         50,160
        2,900   MPS Group, Inc. *                                         34,278
        1,000   Netlogic Microsystems, Inc. *                             24,140
          600   Neutral Tandem, Inc. *                                    10,806
        2,400   Nice Systems, Ltd., ADR *                                 67,728
        2,700   Perficient, Inc. *                                        21,438
          400   Power Integrations, Inc. *                                11,704
          600   Quality Systems, Inc.                                     17,922
          200   Rofin-Sinar Technologies, Inc. *                           8,980
        1,100   Satyam Computer Services, Ltd., ADR                       24,849
          400   Scansource, Inc. *                                        14,476
        3,600   Secure Computing Corp. *                                  23,220
          600   SiRF Technology Holdings, Inc. *                           3,054
        1,700   SkillSoft PLC, ADR *                                      17,799
        3,300   SonicWALL, Inc. *                                         26,961
        1,200   Standard Microsystems Corp. *                             35,016
        1,600   SuccessFactors, Inc. *                                    15,616
        2,000   SYKES Enterprises, Inc. *                                 35,180
        2,000   Technitrol, Inc.                                          46,260
          900   THQ, Inc. *                                               19,620
        1,600   Travelzoo, Inc. *                                         17,664
          600   Valueclick, Inc. *                                        10,350
          900   Wright Express Corp. *                                    27,657
        1,100   Zoran Corp. *                                             15,026
                                                                  --------------
                                                                       1,393,481
                                                                  --------------
                MATERIALS - 3.65%
          300   Aptargroup, Inc.                                          11,679
          500   Buckeye Technologies, Inc. *                               5,580
          500   Century Aluminum Co. *                                    33,120
          400   Haynes International, Inc. *                              21,952
          300   Owens-Illinois, Inc. *                                    16,929
          700   RTI International Metals, Inc. *                          31,647
        1,000   Silgan Holdings, Inc.                                     49,630
        1,000   Terra Industries, Inc. *                                  35,530
                                                                  --------------
                                                                         206,067
                                                                  --------------
                TELECOMMUNICATION SERVICES - 0.89%
          400   Cbeyond, Inc. *                                            7,516
        1,300   NTELOS Holdings Corp.                                     31,460
        1,700   PAETEC Holding Corp. *                                    11,322
                                                                  --------------
                                                                          50,298
                                                                  --------------

             See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                UTILITIES - 0.41%
          200   Energen Corp.                                     $       12,460
          200   ITC Holdings Corp.                                        10,412
                                                                  --------------
                                                                          22,872
                                                                  --------------
                TOTAL COMMON STOCKS                                    5,414,073
                                                                  --------------
                (Cost $5,729,158)
INVESTMENT COMPANY - 4.05%
      228,285   SSgA Prime Money Market Fund                             228,285
                                                                  --------------
                TOTAL INVESTMENT COMPANY                                 228,285
                                                                  --------------
                (Cost $228,285)
TOTAL INVESTMENTS - 100.06%                                            5,642,358
                                                                  --------------
( Cost $5,957,443** )
NET OTHER ASSETS AND LIABILITIES - (0.06)%                                (3,494)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    5,638,864
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $6,027,682.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

             See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 98.34%
                AUSTRALIA - 5.72%
       84,089   Amcor, Ltd.                                       $      549,019
      101,773   Foster's Group, Ltd.                                     475,822
       30,470   National Australia Bank, Ltd.                            843,059
      216,369   Telstra Corp., Ltd. (O)                                  871,236
                                                                  --------------
                                                                       2,739,136
                                                                  --------------
                BELGIUM - 1.74%
       33,141   Fortis (O)                                               834,874
       13,256   Fortis VVPR Strips *                                         210
                                                                  --------------
                                                                         835,084
                                                                  --------------
                FINLAND - 0.66%
       17,786   UPM-Kymmene OYJ (O)                                      316,226
                                                                  --------------
                FRANCE - 7.20%
        8,081   Carrefour S.A.                                           624,129
       13,787   France Telecom S.A. (O)                                  464,105
        4,177   Renault S.A.                                             462,754
        4,744   Societe Generale (O)                                     464,990
        1,185   Societe Generale, New Shares *                           114,146
       17,733   Total S.A.                                             1,319,987
                                                                  --------------
                                                                       3,450,111
                                                                  --------------
                GERMANY - 2.17%
       27,061   Deutsche Telekom AG                                      450,390
        4,799   RWE AG (O)                                               590,517
                                                                  --------------
                                                                       1,040,907
                                                                  --------------
                HONG KONG - 1.02%
       76,500   HongKong Electric Holdings                               487,452
                                                                  --------------
                ITALY - 1.32%
       94,445   UniCredit SpA                                            632,866
                                                                  --------------
                JAPAN - 10.16%
       14,200   Astellas Pharma, Inc.                                    548,888
       18,200   Canon, Inc.                                              841,875
       15,100   Millea Holdings, Inc.                                    556,459
          133   Nippon Telegraph & Telephone Corp.                       577,510
       16,000   Nitto Denko Corp.                                        685,177
       26,500   Seven & I Holdings Co., Ltd. (O)                         672,407
        9,600   Takeda Pharmaceutical Co., Ltd. (O)                      484,572
          114   West Japan Railway Co.                                   500,020
                                                                  --------------
                                                                       4,866,908
                                                                  --------------
                NETHERLANDS - 3.54%
       32,828   ING Groep N.V.                                         1,230,626
       24,407   Reed Elsevier N.V.                                       465,960
                                                                  --------------
                                                                       1,696,586
                                                                  --------------
                NEW ZEALAND - 0.59%
       96,409   Telecom Corp. of New Zealand, Ltd. (O)                   283,372
                                                                  --------------
                SINGAPORE - 0.88%
       71,000   Oversea-Chinese Banking Corp.                            419,240
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                SPAIN - 4.60%
       27,465   Banco Santander S.A.                              $      547,780
       33,587   Iberdrola S.A.                                           521,255
       39,381   Telefonica S.A.                                        1,132,727
                                                                  --------------
                                                                       2,201,762
                                                                  --------------
                SWITZERLAND - 2.78%
       25,964   Novartis AG                                            1,331,890
                                                                  --------------
                TAIWAN - 1.64%
       20,700   Chunghwa Telecom Co., Ltd., ADR                          538,614
       24,000   Taiwan Semiconductor Manufacturing
                   Co., Ltd., ADR                                        246,480
                                                                  --------------
                                                                         785,094
                                                                  --------------
                UNITED KINGDOM - 15.24%
       36,044   Aviva PLC                                                441,927
       93,836   BP PLC                                                   950,551
       67,613   GKN PLC                                                  408,452
       76,356   GlaxoSmithKline PLC                                    1,618,806
       70,172   HBOS PLC                                                 780,248
       97,694   Lloyds TSB Group PLC                                     876,860
       32,685   Royal Dutch Shell PLC, A Shares                        1,129,187
       32,424   Unilever PLC                                           1,093,807
                                                                  --------------
                                                                       7,299,838
                                                                  --------------
                UNITED STATES - 39.08%
       10,700   3M Co.                                                   846,905
       35,500   Alcoa, Inc. (O)                                        1,280,130
       40,500   Bank of America Corp.                                  1,535,355
       14,200   CBS Corp., Class B (O)                                   313,536
       15,800   Chevron Corp. (O)                                      1,348,688
       40,000   Citigroup, Inc.                                          856,800
       39,100   ConAgra Foods, Inc.                                      936,445
       53,300   General Electric Co. (Q)                               1,972,633
       24,900   Genuine Parts Co. (O)                                  1,001,478
       23,200   HJ Heinz Co.                                           1,089,704
       14,900   Merck & Co., Inc.                                        565,455
       50,400   Microsoft Corp.                                        1,430,352
       28,400   Oracle Corp. *                                           555,504
       56,800   Pfizer, Inc.                                           1,188,824
       33,000   Verizon Communications, Inc.                           1,202,850
       43,900   Wachovia Corp. (O)                                     1,185,300
       33,700   Wyeth                                                  1,407,312
                                                                  --------------
                                                                      18,717,271
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $53,630,603)                                    47,103,743
                                                                  --------------
INVESTMENT COMPANY - 0.95%
                UNITED STATES - 0.95%
      456,975   SSgA Prime Money Market Fund (Q)                         456,975
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $456,975)                                          456,975
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COLLATERAL FOR SECURITIES ON LOAN - 13.78%
                UNITED STATES - 13.78%
   6,598,762    State Street Navigator Securities Lending Prime
                   Portfolio (I)                                  $    6,598,762
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $6,598,762)                                      6,598,762
                                                                  --------------
TOTAL INVESTMENTS - 113.07%
(Cost $60,686,340**)                                                  54,159,480
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (13.07)%                           (6,262,507)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   47,896,973
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $60,766,472.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(Q) Security pledged as collateral for forward currency contracts oustanding as of March 31, 2008.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:
Industry Concentration

                                                                 % of Net Assets
                                                                 ---------------
Pharmaceuticals                                                       14.9%
Commercial Banks                                                      12.2%
Diversified Telecommunication Services                                11.5%
Oil, Gas & Consumable Fuels                                            9.9%
Diversified Financial Services                                         9.3%
Food Products                                                          6.5%
Industrial Conglomerates                                               5.9%
Software                                                               4.1%
Food & Staples Retailing                                               2.7%
Metals & Mining                                                        2.7%
Electric Utilities                                                     2.1%
Distributors                                                           2.1%
Insurance                                                              2.1%
Office Electronics                                                     1.8%
Net Other Assets & Liabilities                                         1.7%
Media                                                                  1.6%
Chemicals                                                              1.4%
Multi-Utilities                                                        1.2%
Containers & Packaging                                                 1.2%
Road & Rail                                                            1.0%
Beverages                                                              1.0%
Automobiles                                                            1.0%
Auto Components                                                        0.9%
Paper & Forest Products                                                0.7%
Semiconductors & Semiconductor Equipment                               0.5%
                                                                     -----
                                                                     100.0%
                                                                     =====

The industry classification method used for purposes of this this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

FORWARD FOREIGN CURRENCY CONTRACTS:

            Settlement     Local        Face                    Appreciation/
Currency       Date        Amount      Amount        Value     (Depreciation)
---------   ----------   ---------   ----------   ----------   --------------
GBP(sell)    04/30/08    1,108,000   $2,194,638   $2,195,224       $(586)

GBP Great British Pound

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS - 96.65%
                ARGENTINA - 0.55%
       15,900   Tenaris S.A., ADR                                 $      792,615
                                                                  --------------
                AUSTRALIA - 0.18%
       28,918   ABC Learning Centres, Ltd. (O)                            37,137
       25,659   Fairfax Media, Ltd. (O)                                   81,552
       12,685   James Hardie Industries N.V. (O)                          72,661
       28,726   Macquarie Infrastructure Group (O)                        73,646
                                                                  --------------
                                                                         264,996
                                                                  --------------
                AUSTRIA - 0.05%
        1,335   Andritz AG                                                73,636
                                                                  --------------
                BAHRAIN - 0.08%
        4,273   Investcorp Bank BSC, GDR (C)                             119,644
                                                                  --------------
                BELGIUM - 1.52%
        5,890   Arseus N.V. *                                             85,080
       23,828   InBev N.V.                                             2,103,021
                                                                  --------------
                                                                       2,188,101
                                                                  --------------
                BRAZIL - 1.47%
       21,300   Banco do Brasil S.A.                                     281,975
        6,400   Cia de Concessoes Rodoviarias                             94,917
        7,900   Empresa Brasileira de Aeronautica S.A., ADR              312,129
        8,333   Iochpe Maxion S.A.                                       185,210
       49,300   JHSF Participacoes S.A.                                  176,505
       32,249   Redecard S.A.                                            539,238
       11,258   Souza Cruz S.A.                                          293,364
       12,280   Tam S.A., ADR                                            235,653
                                                                  --------------
                                                                       2,118,991
                                                                  --------------
                CANADA - 1.59%
       52,500   TELUS Corp.                                            2,283,386
                                                                  --------------
                EGYPT - 0.64%
        3,205   Eastern Tobacco                                          230,010
        7,272   Egyptian Co. for Mobile Services                         263,024
        3,222   Orascom Construction Industries                          242,467
       13,657   Orascom Telecom Holding S.A.E.                           185,118
                                                                  --------------
                                                                         920,619
                                                                  --------------
                FINLAND - 2.10%
        2,200   Konecranes OYJ                                            84,836
       86,300   Nokia OYJ                                              2,748,380
        3,480   Sampo OYJ, A Shares                                       94,321
        2,040   Vacon PLC (O)                                             90,273
                                                                  --------------
                                                                       3,017,810
                                                                  --------------
                FRANCE - 12.41%
       39,080   AXA S.A. (O)                                           1,415,782
       14,350   BNP Paribas                                            1,448,945
       51,600   Gaz de France S.A. (O)                                 3,118,421
       22,100   Groupe Danone (O)                                      1,978,257
        1,118   Neopost S.A.                                             125,608
       38,912   Sanofi-Aventis S.A. (O)                                2,922,316

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                FRANCE (CONTINUED)
          946   Sechilienne-Sidec                                 $       73,183
        9,700   Societe Generale (O)                                     950,759
        2,424   Societe Generale, New Shares *                           233,493
       51,287   Total S.A. (O)                                         3,817,637
          767   Virbac S.A.                                               70,524
       43,700   Vivendi                                                1,709,322
                                                                  --------------
                                                                      17,864,247
                                                                  --------------
                GERMANY - 10.91%
       26,750   Adidas AG                                              1,780,230
        9,100   Allianz SE                                             1,804,609
        6,119   Compugroup Holding AG *                                   82,199
       13,750   Continental AG                                         1,403,573
        1,910   CTS Eventim AG                                            77,728
        4,978   D+S europe AG *                                           68,445
       26,800   Daimler AG (O)                                         2,293,509
       79,600   Deutsche Post AG                                       2,434,228
       15,300   E.ON AG                                                2,835,362
        1,090   Pfeiffer Vacuum Technology AG (O)                        100,447
        1,590   SGL Carbon AG *                                          100,513
       24,219   Siemens AG                                             2,627,628
        3,335   Symrise AG *                                              86,228
                                                                  --------------
                                                                      15,694,699
                                                                  --------------
                GREECE - 1.66%
       20,570   National Bank of Greece S.A.                           1,093,251
       32,513   OPAP S.A.                                              1,164,329
        4,296   Piraeus Bank S.A.                                        132,767
                                                                  --------------
                                                                       2,390,347
                                                                  --------------
                HONG KONG - 0.10%
       11,895   Esprit Holdings, Ltd.                                    142,834
                                                                  --------------
                HUNGARY - 0.10%
          699   Richter Gedeon Nyrt.                                     144,923
                                                                  --------------
                INDIA - 1.38%
        3,279   Grasim Industries, Ltd.                                  210,454
       12,155   Hero Honda Motors, Ltd.                                  209,016
       30,775   Hindustan Unilever, Ltd.                                 176,612
       23,733   Oil & Natural Gas Corp., Ltd.                            583,269
       18,660   Punjab National Bank, Ltd.                               236,168
       40,514   Satyam Computer Services, Ltd.                           399,586
        4,201   State Bank of India, Ltd.                                169,074
                                                                  --------------
                                                                       1,984,179
                                                                  --------------
                INDONESIA - 0.57%
      770,200   Bank Mandiri Persero Tbk PT                              265,552
       60,000   PT Astra International Tbk                               159,152
        7,790   Telekomunikasi Indonesia Tbk PT, ADR                     326,712
       48,500   United Tractors Tbk PT                                    66,543
                                                                  --------------
                                                                         817,959
                                                                  --------------
                IRELAND - 1.04%
        9,361   Anglo Irish Bank Corp. PLC                               125,657
       32,991   CRH PLC                                                1,255,507
        4,623   DCC PLC                                                  109,267
                                                                  --------------
                                                                       1,490,431
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                ISLE OF MAN - 0.05%
       20,682   Hansard Global PLC                                $       67,347
                                                                  --------------
                ISRAEL - 0.44%
       97,818   Bank Hapoalim BM                                         378,031
        1,700   Delek Automotive Systems, Ltd.                            23,887
       16,870   Israel Chemicals, Ltd.                                   235,490
                                                                  --------------
                                                                         637,408
                                                                  --------------
                ITALY - 2.17%
       60,600   ENI SpA                                                2,068,681
      157,835   UniCredit SpA                                          1,057,636
                                                                  --------------
                                                                       3,126,317
                                                                  --------------
                JAPAN - 11.62%
        6,980   Amano Corp.                                               71,981
        4,260   Asahi Pretec Corp. (O)                                   113,475
       21,200   Canon, Inc.                                              980,646
       46,510   Daito Trust Construction Co., Ltd.                     2,401,183
        2,970   Don Quijote Co., Ltd. (O)                                 54,236
          190   East Japan Railway Co. (O)                             1,577,308
        2,660   Hisamitsu Pharmaceutical Co., Inc.                        96,693
       36,100   HOYA Corp. (O)                                           854,151
        7,030   Ichiyoshi Securities Co., Ltd. (O)                        70,328
           78   Inpex Holdings, Inc.                                     874,040
        1,700   Jafco Co., Ltd. (O)                                       56,811
          412   Japan Tobacco, Inc.                                    2,058,762
       51,030   JSR Corp. (O)                                          1,157,547
          101   KK DaVinci Advisors (O)*                                  77,562
        3,400   Konami Corp. (O)                                         129,097
        4,850   MISUMI Group, Inc.                                        86,138
       21,500   Nidec Corp. (O)                                        1,340,795
        5,400   Ohara, Inc.                                               97,489
        7,070   OSG Corp. (O)                                             82,745
           10   Sony Financial Holdings, Inc.                             40,721
          189   Sumitomo Mitsui Financial
                Group, Inc. (O)                                        1,245,661
      279,000   Sumitomo Trust & Banking Co., Ltd./The                 1,922,435
        8,320   Suruga Bank, Ltd.                                        105,927
        2,170   Sysmex Corp. (O)                                          78,719
       17,500   Takeda Pharmaceutical Co., Ltd. (O)                      883,334
        4,680   THK Co., Ltd.                                             80,824
        2,800   Union Tool Co. (O)                                       104,867
        1,070   USS Co., Ltd.                                             74,382
                                                                  --------------
                                                                      16,717,857
                                                                  --------------
                KAZAKHSTAN - 0.12%
        8,962   Eurasia Natural Resources Corp. *                        175,276
                                                                  --------------
                MALAYSIA - 0.30%
       19,200   British American Tobacco Malaysia Bhd                    255,548
      174,200   PLUS Expressways Bhd                                     174,756
                                                                  --------------
                                                                         430,304
                                                                  --------------

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                MEXICO - 1.10%
       12,036   Cemex SAB de C.V., ADR *                          $      314,380
        7,990   Desarrolladora Homex SAB de C.V., ADR *                  463,820
        5,290   Fomento Economico Mexicano SAB de C.V., ADR              221,016
       14,500   Grupo Televisa S.A., ADR                                 351,480
       52,050   Kimberly-Clark de Mexico SAB de C.V., Class A            231,154
                                                                  --------------
                                                                       1,581,850
                                                                  --------------
                NETHERLANDS - 2.44%
        1,795   Advanced Metallurgical Group N.V. (O)*                   144,678
        1,914   Boskalis Westminster (O)                                 110,348
        1,937   Fugro N.V.                                               150,582
       28,250   Heineken N.V.                                          1,642,538
        3,916   Innoconcepts                                              71,172
        4,765   Ordina N.V.                                               78,168
        2,713   SBM Offshore N.V.                                         87,596
       31,278   TNT N.V.                                               1,163,129
        2,782   USG People N.V. (O)                                       66,038
                                                                  --------------
                                                                       3,514,249
                                                                  --------------
                NORWAY - 0.19%
        3,540   Acergy S.A. (O)                                           75,802
        5,110   ODIM ASA *                                                88,995
        8,510   Songa Offshore ASA (O)*                                  113,953
                                                                  --------------
                                                                         278,750
                                                                  --------------
                PHILIPPINES - 0.39%
        8,440   Philippine Long Distance Telephone Co., ADR              560,922
                                                                  --------------
                PORTUGAL - 0.04%
       13,605   Banif SGPS S.A.                                           60,634
                                                                  --------------
                RUSSIA - 0.99%
        7,300   Eurasia Drilling Co., Ltd., GDR (C)*                     171,550
        1,890   Evraz Group S.A., GDR                                    163,107
        4,870   Mobile Telesystems OJSC, ADR                             369,389
        6,678   Oriflame Cosmetics S.A., SDR                             443,555
       85,948   TNK-BP Holding                                           141,326
          616   Vsmpo-Avisma Corp.                                       136,136
                                                                  --------------
                                                                       1,425,063
                                                                  --------------
                SINGAPORE - 3.01%
       95,000   DBS Group Holdings, Ltd.                               1,247,186
    1,078,000   Singapore Telecommunications, Ltd.                     3,083,676
                                                                  --------------
                                                                       4,330,862
                                                                  --------------
                SOUTH AFRICA - 2.17%
       23,989   Aquarius Platinum, Ltd.                                  355,092
       32,187   Imperial Holdings, Ltd. *                                314,624
       12,072   Kumba Iron Ore, Ltd.                                     458,862
       29,900   Massmart Holdings, Ltd.                                  245,296
       13,700   Murray & Roberts Holdings, Ltd.                          160,682
       16,211   Naspers, Ltd.                                            280,718

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
COMMON STOCKS (CONTINUED)
                SOUTH AFRICA (CONTINUED)
       17,730   Nedbank Group, Ltd.                               $      254,328
       59,924   Pretoria Portland Cement Co., Ltd.                       294,744
       80,960   Sanlam, Ltd.                                             189,909
      101,222   Steinhoff International Holdings, Ltd.                   225,694
      109,104   Truworths International, Ltd.                            341,683
                                                                  --------------
                                                                       3,121,632
                                                                  --------------
                SOUTH KOREA - 2.30%
          270   Amorepacific Corp.                                       145,857
        2,016   GS Engineering & Construction Corp.                      296,077
        1,647   Hite Brewery Co., Ltd.                                   185,430
       13,684   Kookmin Bank                                             768,623
        2,300   Samsung Electronics Co., Ltd., GDR (C)                   718,175
       12,480   Shinhan Financial Group Co., Ltd.                        659,064
          537   SK Telecom Co., Ltd.                                     101,126
        1,900   SK Telecom Co., Ltd., ADR                                 41,059
       12,930   Woongjin Coway Co., Ltd.                                 390,374
                                                                  --------------
                                                                       3,305,785
                                                                  --------------
                SPAIN - 1.74%
      116,600   Banco Santander S.A.                                   2,325,546
        2,332   Codere S.A. *                                             39,951
        4,669   Indra Sistemas S.A. (O)                                  134,591
                                                                  --------------
                                                                       2,500,088
                                                                  --------------
                SWEDEN - 0.75%
        9,926   Duni AB *                                                 78,546
        6,740   Elekta AB, B Shares                                      116,316
          248   Getinge AB *                                               6,451
        3,990   Getinge AB, B Shares (O)                                 103,454
        3,470   Indutrade AB                                              83,837
        7,780   KappAhl Holding AB (O)*                                   72,699
      312,400   Telefonaktiebolaget LM Ericsson, B Shares (O)            613,286
                                                                  --------------
                                                                       1,074,589
                                                                  --------------
                SWITZERLAND - 8.29%
           23   Bank Sarasin & Cie AG, Series B                          100,136
          170   Banque Cantonale Vaudoise                                 73,671
          419   Burckhardt Compression Holding AG                        133,860
        1,407   Gottex Fund Management Holdings, Ltd. *                   59,414
        8,395   Nestle S.A.                                            4,198,558
       72,597   Novartis AG                                            3,724,049
       12,100   Roche Holding AG                                       2,279,154
        1,948   Swissquote Group Holding S.A. *                          106,504
        3,960   Zurich Financial Services AG                           1,248,163
                                                                  --------------
                                                                      11,923,509
                                                                  --------------
                TAIWAN - 0.86%
      182,000   Advanced Semiconductor Engineering, Inc.                 177,743
       51,096   Advantech Co., Ltd.                                      120,762

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
                TAIWAN (CONTINUED)
            1   Chinatrust Financial Holding Co., Ltd. *          $            1
       59,027   HON HAI Precision Industry Co., Ltd.                     338,964
       57,159   Novatek Microelectronics Corp., Ltd.                     210,702
      185,762   Taiwan Semiconductor Manufacturing Co., Ltd.             386,773
                                                                  --------------
                                                                       1,234,945
                                                                  --------------
                TURKEY - 0.62%
       17,452   Ford Otomotiv Sanayi AS                                  136,457
       53,285   Turkcell Iletisim Hizmet AS                              451,646
          551   Turkcell Iletisim Hizmet AS, ADR                          11,510
       79,752   Turkiye Is Bankasi                                       296,200
                                                                  --------------
                                                                         895,813
                                                                  --------------
                UNITED KINGDOM - 20.71%
       17,535   Ashmore Group PLC                                         97,450
      280,373   BAE Systems PLC                                        2,701,359
      247,475   BP PLC                                                 2,506,903
       41,000   British American Tobacco PLC                           1,539,416
            1   Bunzl PLC                                                     14
        5,082   Charter PLC *                                             85,770
        2,510   Chemring Group PLC                                       122,400
      111,600   Diageo PLC                                             2,251,327
       25,313   Enodis PLC                                                69,987
        7,146   Enterprise Inns PLC                                       56,932
       20,492   Filtrona PLC                                              69,983
      132,400   GlaxoSmithKline PLC                                    2,806,982
       26,628   Hampson Industries PLC                                    63,446
       61,700   HSBC Holdings PLC                                      1,016,820
       41,756   Imperial Tobacco Group PLC                             1,921,821
        6,079   Intertek Group PLC                                       124,564
      153,400   Lloyds TSB Group PLC                                   1,376,853
        9,967   Man Group PLC                                            109,735
       78,712   National Grid PLC                                      1,080,721
        5,707   Northgate PLC                                             64,420
      598,388   Old Mutual PLC                                         1,312,882
      126,600   Prudential PLC                                         1,672,871
       32,800   Reckitt Benckiser PLC                                  1,817,667
       36,979   Regus Group PLC                                           69,753
       23,050   Sepura, Ltd. *                                            36,156
      211,600   Tesco PLC                                              1,599,052
       57,200   Unilever PLC                                           1,929,612
        6,302   Victrex PLC                                               93,972
    1,069,762   Vodafone Group PLC                                     3,205,214
                                                                  --------------
                                                                      29,804,082
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $126,974,309)                                  139,076,699
                                                                  --------------
COMMON STOCK UNIT - 0.06%
                IRELAND - 0.06%
        9,557   Grafton Group PLC *                                       87,945
                                                                  --------------
                TOTAL COMMON STOCK UNIT
                (Cost $89,000)                                            87,945
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
PREFERRED STOCKS - 1.03%
                BRAZIL - 0.95%
    5,122,700   AES Tiete S.A.                                    $      171,373
       13,920   Cia Energetica de Minas Gerais                           251,177
       15,436   Cia Vale do Rio Doce                                     449,101
       66,070   Klabin S.A.                                              219,514
       18,300   Suzano Papel e Celulose S.A.                             277,692
                                                                  --------------
                                                                       1,368,857
                                                                  --------------
                GERMANY - 0.08%
        1,245   Fuchs Petrolub AG                                        116,265
                                                                  --------------
                TOTAL PREFERRED STOCKS
                (Cost $915,610)                                        1,485,122
                                                                  --------------
INVESTMENT COMPANY - 0.88%
                UNITED STATES - 0.88%
    1,269,525   SSgA Prime Money Market Fund                           1,269,525
                                                                  --------------
                TOTAL INVESTMENT COMPANY
                (Cost $1,269,525)                                      1,269,525
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 11.55%
                UNITED STATES - 11.55%
 16,612,755     State Street Navigator Securities Lending Prime
                   Portfolio (I)                                      16,612,755
                                                                  --------------
                TOTAL COLLATERAL FOR SECURITIES ON LOAN
                (Cost $16,612,755)                                    16,612,755
                                                                  --------------
TOTAL INVESTMENTS - 110.17%
(Cost $145,861,200**)                                                158,532,046
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (10.17)%                          (14,638,721)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  143,893,325
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $146,725,404.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PLC  Public Limited Company.

SDR  Swedish Depositary Receipt.

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

OTHER INFORMATION:
Industry Concentration

                                         % of Net Assets
                                         ---------------
Commercial Banks                              11.0%
Pharmaceuticals                                9.0%
Oil, Gas & Consumable Fuels                    7.0%
Food Products                                  5.6%
Insurance                                      5.4%
Wireless Telecommunication Services            4.5%
Beverages                                      4.4%
Tobacco                                        4.4%
Diversified Telecommunication Services         3.1%
Electric Utilities                             3.0%
Air Freight & Logistics                        2.7%
Communications Equipment                       2.4%
Electronic Equipment & Instruments             2.3%
Net Other Assets & Liabilities                 2.3%
Aerospace & Defense                            2.2%
Gas Utilities                                  2.2%
Automobiles                                    1.9%
Metals & Mining                                1.9%
Electrical Equipment                           1.9%
Real Estate Management & Development           1.8%
Media                                          1.7%
Diversified Financial Services                 1.6%
Household Products                             1.6%
Textiles, Apparel & Luxury Goods               1.5%
Construction Materials                         1.3%
Food & Staples Retailing                       1.3%
Chemicals                                      1.1%
Auto Components                                1.1%
Road & Rail                                    1.1%
Hotels, Restaurants & Leisure                  0.9%
Office Electronics                             0.8%

                                         % of Net Assets
                                         ---------------
IT Services                                    0.7%
Machinery                                      0.7%
Commercial Services & Supplies                 0.7%
Construction & Engineering                     0.6%
Semiconductors & Semiconductor
   Equipment                                   0.5%
Household Durables                             0.5%
Personal Products                              0.4%
Capital Markets                                0.4%
Paper & Forest Products                        0.3%
Building Products                              0.3%
Energy Equipment & Services                    0.3%
Health Care Equipment & Supplies               0.3%
Industrial Conglomerates                       0.3%
Transportation Infrastructure                  0.2%
Distributors                                   0.1%
Software                                       0.1%
Computers & Peripherals                        0.1%
Marine                                         0.1%
Specialty Retail                               0.1%
Health Care Technology                         0.1%
Leisure Equipment & Products                   0.1%
Multi-Utilities                                0.1%
Multiline Retail*                              0.0%
                                             -----
                                             100.0%
                                             =====

*    Rounds to 0.0%

The industry classification method used for purposes of this this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
INVESTMENT COMPANIES - 100.04%
                ALTERNATIVE ASSET CLASSES - 2.03%
        2,282   Ivy Global Natural Resources Fund                 $       83,827
                                                                  --------------
                DEBT SECURITIES - 24.75%
       55,315   MEMBERS High Income Fund,
                Class Y (R)                                              377,246
       45,686   Oppenheimer International Bond Fund                      308,383
       28,277   T. Rowe Price Spectrum Income Fund                       339,039
                                                                  --------------
                                                                       1,024,668
                                                                  --------------
                EQUITY SECURITIES - 47.58%
       14,011   Manning & Napier Equity Series Fund                      246,592
       32,377   MEMBERS Large Cap Growth Fund,
                Class Y (R)*                                             486,619
       22,793   MEMBERS Large Cap Value Fund,
                Class Y (R)                                              327,074
       26,540   MEMBERS Mid Cap Growth Fund,
                Class Y (R)                                              161,891
        8,267   Neuberger Berman Partners Fund                           243,630
       12,554   Royce Value Fund                                         133,575
       22,383   Victory Special Value Fund                               370,445
                                                                  --------------
                                                                       1,969,826
                                                                  --------------
                FOREIGN SECURITIES - 24.71%
       24,819   Julius Baer International Equity Fund II                 388,671
       19,056   Laudus International
                MarketMasters Fund                                       376,544
        9,693   Principal International Emerging
                Markets Fund                                             257,653
                                                                  --------------
                                                                       1,022,868
                                                                  --------------
                MONEY MARKET SECURITIES - 0.97%
       40,311   SSgA Prime Money Market Fund                              40,311
                                                                  --------------
                TOTAL INVESTMENT COMPANIES
                (Cost $4,370,992**)                                    4,141,500
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.04)%                                (1,482)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    4,140,018
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $4,448,381.

(R)  Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.

TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
    Shares                                                           (Note 1)
-------------                                                     --------------
INVESTMENT COMPANIES - 100.03%
                ALTERNATIVE ASSET CLASSES - 3.05%
       3,017    Ivy Global Natural Resources Fund                 $      110,841
                                                                  --------------
                DEBT SECURITIES - 14.30%
       37,957   MEMBERS High Income Fund,
                Class Y (R)                                              258,865
       21,801   T. Rowe Price Spectrum Fund                              261,389
                                                                  --------------
                                                                         520,254
                                                                  --------------
                EQUITY SECURITIES - 53.85%
        6,720   CRM Mid Cap Value Fund                                   182,049
       13,425   Manning & Napier Equity Series Fund                      236,275
       28,724   MEMBERS Large Cap Growth Fund,
                Class Y (R)*                                             431,716
       20,203   MEMBERS Large Cap Value Fund,
                Class Y (R)                                              289,911
       29,328   MEMBERS Mid Cap Growth Fund,
                Class Y (R)                                              178,900
       11,826   MEMBERS Small Cap Growth Fund,
                Class Y (R)                                              108,322
        7,913   Neuberger Berman Partners Fund                           233,199
       10,987   Royce Value Fund                                         116,900
       10,991   Victory Special Value Fund                               181,909
                                                                  --------------
                                                                       1,959,181
                                                                  --------------
                FOREIGN SECURITIES - 27.84%
       24,270   Julius Baer International Equity Fund II                 380,070
       18,701   Laudus International
                MarketMasters Fund                                       369,531
        9,912   Principal International Emerging
                Markets Fund                                             263,449
                                                                  --------------
                                                                       1,013,050
                                                                  --------------
                MONEY MARKET SECURITIES - 0.99%
       35,944   SSgA Prime Money Market Fund                              35,944
                                                                  --------------
                TOTAL INVESTMENT COMPANIES
                (Cost $3,869,028**)                                    3,639,270
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.03)%                                (1,214)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    3,638,056
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $3,882,751.

(R)  Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.

TARGET RETIREMENT 2040 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                     Value
    Shares                                                          (Note 1)
    ------                                                     -----------------
INVESTMENT COMPANIES - 100.03%
                ALTERNATIVE ASSET CLASSES - 4.09%
        2,886   Ivy Global Natural Resources Fund              $         106,024
                                                               -----------------
                DEBT SECURITIES - 4.08%
       15,518   MEMBERS High Income Fund, Class Y (R)                    105,830
                                                               -----------------
                EQUITY SECURITIES - 56.92%
        4,801   CRM Mid Cap Value Fund                                   130,070
        9,581   Manning & Napier  Equity Series Fund                     168,630
       20,524   MEMBERS Large Cap Growth Fund, Class Y (R)*              308,482
       14,411   MEMBERS Large Cap Value Fund, Class Y (R)                206,791
       29,379   MEMBERS Mid Cap Growth Fund, Class Y (R)                 179,211
       11,264   MEMBERS Small Cap Growth Fund, Class Y (R)               103,181
        5,657   Neuberger Berman Partners Fund                           166,714
        7,878   Royce Value Fund                                          83,823
        7,851   Victory Special Value Fund                               129,940
                                                               -----------------
                                                                       1,476,842
                                                               -----------------
                FOREIGN SECURITIES - 33.95%
       20,692   Julius Baer International Equity Fund II                 324,035
       16,716   Laudus International MarketMasters Fund                  330,304
        8,527   Principal International Emerging Markets
                   Fund                                                  226,641
                                                               -----------------
                                                                         880,980
                                                               -----------------
                MONEY MARKET SECURITIES - 0.99%
       25,711   SSgA Prime Money Market Fund                              25,711
                                                               -----------------
                TOTAL INVESTMENT COMPANIES
                (Cost $2,786,693**)                                    2,595,387
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.03)%                                  (851)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                         $   2,594,536
                                                               =================

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $2,815,103.

(R)  Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Ultra Series Fund (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is a series fund with 18 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, and International Stock Fund (collectively, the "Core Funds"), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds"), and the Target Retirement 2020 Fund, Target Retirement 2030 Fund, and Target Retirement 2040 Fund (collectively, the "Target Date Funds"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the trustees have authorized the issuance of one class of shares of the Funds designated as Class
Z. Class Z shares are offered to separate accounts (the "Accounts") of CUNA Mutual Insurance Society and to qualified pension and retirement plans of CUNA Mutual Insurance Society or its affiliates ("CUNA Mutual Group"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser" or "MCA"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, and International Stock Funds and a portion of the Mid Cap Value Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "funds," in the preparation of its financial statements.

Portfolio Valuation

Securities and other investments are valued as follows: Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Target Allocation and Target Date Funds consist primarily of shares of the underlying funds, the NAV of each of these funds is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MCA's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the funds.

Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Federal Income Taxes

As required, the funds adopted FIN 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109,O effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist.

Repurchase Agreements

Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of March 31, 2008, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Money Market Fund can only invest in U.S. dollar-denominated foreign money market securities.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts

Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of March 31, 2008, the Global Securities Fund had an open forward foreign currency exchange contract.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts

Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of March 31, 2008, none of the funds had open futures contracts.

Delayed Delivery Securities

Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of March 31, 2008, none of the funds held delayed delivery or when-issued securities.

Fair Value Measurements

Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the three months ended March 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of March 31, 2008, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2008 in valuing the funds' investments carried at market value:

                           ACTIVE MARKETS FOR     SIGNIFICANT OTHER       SIGNIFICANT
                          IDENTICAL INVESTMENTS   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS          MARKET
FUND                            (LEVEL 1)             (LEVEL 2)            (LEVEL 3)        VALUE AT 03/31/2008
----                      ---------------------   -----------------   -------------------   -------------------
Conservative Allocation     $   90,489,534           $  1,001,055              --              $   91,490,589
Moderate Allocation            244,213,849              2,507,302              --                 246,721,151
Aggressive Allocation           76,562,939                752,731              --                  77,315,670
Money Market                            --            129,783,908              --                 129,783,908
Bond                           191,705,915            617,227,363              --                 808,933,278
High Income                             --            136,990,788              --                 136,990,778
Diversified Income             323,750,083            348,534,333              --                 672,284,416
Large Cap Value              1,014,941,045             49,925,274              --               1,064,866,319
Large Cap Growth               587,397,821             65,083,845              --                 652,481,666
Mid Cap Value                  268,383,123             73,561,829              --                 341,944,952
Mid Cap Growth                 307,455,852            100,652,810              --                 408,108,662
Small Cap Value                  5,791,233                352,998              --                   6,144,231
Small Cap Growth                 5,414,073                228,285              --                   5,642,358
Global Securities               21,273,121(1)          35,081,583              --                  56,354,704
International Stock              7,157,541            151,374,505              --                 158,532,046
Target Retirement 2020           4,101,189                 40,311              --                   4,141,500
Target Retirement 2030           3,603,326                 35,944              --                   3,639,270
Target Retirement 2040           2,569,676                 25,711              --                   2,595,387

(1) Global Securities (Level 1) market value includes a forward foreign currency contract.

New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds' financial statement disclosures.

3. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"),

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

4. SECURITIES LENDING

Each fund, except the Money Market, Small Cap Value, Small Cap Growth, Target Allocation, and Target Date Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At March 31, 2008, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Growth, Mid Cap Value, Mid Cap Growth and International Stock Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $5,461,524, $1,473,343, $5,682,300, $2,881,158, $3,091,351, and $5,337,
respectively. The value of all cash collateral is included within the relevant fund's Portfolio of Investments. The value of securities on loan at March 31, 2008 is as follows:

FUND                  VALUE OF SECURITIES ON LOAN
----                  ---------------------------
Bond                          $165,172,935
High Income                     16,244,653
Diversified Income              87,740,814
Large Cap Value                 45,237,381
Large Cap Growth                59,383,980
Mid Cap Value                   70,929,856
Mid Cap Growth                  97,616,074
Global Securities                6,373,506
International Stock             15,818,138

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

5. TAX INFORMATION

At March 31, 2008, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                       APPRECIATION   DEPRECIATION        NET
----                      -------------   ------------   ------------
Conservative Allocation   $    486,467    $ (2,591,646)  $ (2,105,179)
Moderate Allocation          1,153,645     (12,959,147)   (11,805,502)
Aggressive Allocation          165,055      (5,429,321)    (5,264,266)
Bond                        20,768,810     (14,456,628)     6,312,182
High Income                    316,135      (6,026,628)    (5,710,493)
Diversified Income          33,840,166     (24,912,021)     8,928,145
Large Cap Value            211,353,736     (78,724,328)   132,629,408
Large Cap Growth            60,957,107     (29,925,648)    31,031,459
Mid Cap Value               30,300,210     (34,216,843)    (3,916,633)
Mid Cap Growth              17,435,471     (46,586,273)   (29,150,802)
Small Cap Value                223,256      (1,085,407)      (862,151)
Small Cap Growth               301,270        (686,594)      (385,324)
Global Securities            1,187,895      (7,794,887)    (6,606,992)
International Stock         20,180,405      (8,373,763)    11,806,642
Target Retirement 2020           8,632        (315,513)      (306,881)
Target Retirement 2030              --        (243,481)      (243,481)
Target Retirement 2040              --        (219,716)      (219,716)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation and Target Date Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

The Target Allocation and Target Date Funds are also subject to asset allocation risk and manager risk. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperform their peers.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

7. AFFILIATED COMPANY TRANSACTIONS

The Target Allocation and Target Date Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the three-month period ended March 31, 2008 follows:

                                Balance of                      Balance of
                               Shares Held     Gross    Gross   Shares Held    Value at     Realized   Distributions
    Fund/Underlying Fund      at 12/31/2007  Additions  Sales  at 3/31/2008   3/31/2008   Gain (Loss)    Received(2)
----------------------------  -------------  ---------  -----  ------------  -----------  -----------  -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
   Class Y                        783,968     508,291   1,576    1,290,683   $12,816,483    $   261       $116,944
MEMBERS High Income
   Fund Class Y                   442,983     892,725   1,342    1,334,366     9,100,379       (898)       112,772
MEMBERS International
   Stock Fund Class Y             232,656     491,322     741      723,237     9,170,650     (1,992)            --
MEMBERS Large Cap
   Growth Fund Class Y(1)         429,426     413,680     999      842,107    12,656,872         84             --
MEMBERS Large Cap Value
   Fund Class Y                   356,568     208,632     728      564,472     8,100,178     (1,080)            --
MEMBERS Mid Cap
   Growth Fund Class Y            332,237     252,743     731      584,249     3,563,920       (301)            --
                                                                             -----------    -------       --------
   TOTALS                                                                    $55,408,482    $(3,926)      $229,716

                                Balance of                        Balance of
                               Shares Held     Gross     Gross    Shares Held     Value at     Realized   Distributions
    Fund/Underlying Fund      at 12/31/2007  Additions   Sales   at 3/31/2008    3/31/2008   Gain (Loss)    Received(2)
----------------------------  -------------  ---------  -------  -----------   ------------  -----------  -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund Class Y       2,289,768      439,755  239,922    2,489,601   $ 24,721,737  $    26,490     $263,212
MEMBERS High Income
   Fund Class Y                 2,074,418      346,225  616,643    1,804,000     12,303,282     (307,767)     160,700
MEMBERS International
   Stock Fund Class Y             980,110    1,754,564    2,343    2,732,331     34,645,963       (4,037)          --
MEMBERS Large Cap Growth
   Fund Class Y(1)              1,451,664      822,048    2,991    2,270,721     34,128,943        3,200           --
MEMBERS Large Cap Value
   Fund Class Y                 1,128,103      161,725  439,784      850,044     12,198,126     (884,078)          --
MEMBERS Mid Cap Growth
   Fund Class Y                 2,378,051      417,514  421,030    2,374,535     14,484,662       89,037           --
MEMBERS Mid Cap Value Fund
   Class Y                        803,589       41,777  845,366           --             --   (2,051,835)          --
MEMBERS Small Cap Growth
   Fund Class Y                   952,968      182,557   81,030    1,054,495      9,659,173      (36,217)          --
MEMBERS Small Cap Value
   Fund Class Y                   799,549       39,628    9,283      829,894      7,336,259      (10,949)          --
                                                                               ------------  -----------     --------
TOTALS                                                                         $149,478,145  $(3,176,156)    $423,912

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                        Balance of                            Balance of
                                       Shares Held     Gross                  Shares Held    Value at     Realized   Distributions
        Fund/Underlying Fund          at 12/31/2007  Additions  Gross Sales  at 3/31/2008   3/31/2008       Loss      Received(2)
        --------------------          -------------  ---------  -----------  ------------  -----------  -----------  -------------
AGGRESSIVE ALLOCATION FUND
MEMBERS International Stock Fund
   Class Y                                604,290     319,806       2,271        921,825   $11,688,736  $    (5,218)      $--
MEMBERS Large Cap Growth Fund
   Class Y(1)                             579,685     238,019       2,056        815,648    12,259,193          599        --
MEMBERS Large Cap Value Fund Class Y      395,801      71,049     185,577        281,273     4,036,265     (336,527)       --
MEMBERS Mid Cap Growth Fund Class Y     1,035,046     261,171      55,122      1,241,095     7,570,677      (11,577)       --
MEMBERS Mid Cap Value Fund Class Y        467,396      43,567     510,963             --            --   (1,185,526)       --
MEMBERS Small Cap Growth Fund
   Class Y                                480,388     122,061      22,774        579,675     5,309,819      (13,004)       --
MEMBERS Small Cap Value Fund Class Y      510,214      45,784       8,474        547,524     4,840,109       (9,928)       --
                                                                                           -----------  -----------       ---
   TOTALS                                                                                  $45,704,799  $(1,561,181)      $--
                                                                                           ===========  ===========       ===

                                        Balance of                            Balance of
                                       Shares Held     Gross                  Shares Held    Value at     Realized   Distributions
        Fund/Underlying Fund          at 12/31/2007  Additions  Gross Sales  at 3/31/2008   3/31/2008   Gain (Loss)   Received(2)
        --------------------          -------------  ---------  -----------  ------------  -----------  -----------  -------------
TARGET RETIREMENT 2020 FUND
MEMBERS High Income Fund Class Y          32,366       29,249      6,300        55,315      $  377,246   $ (2,667)       $4,756
MEMBERS Large Cap Growth Fund
   Class Y(1)                             15,046       20,448      3,117        32,377         486,619     (6,163)           --
MEMBERS Large Cap Value Fund Class Y      15,694       12,057      4,958        22,793         327,074    (11,185)           --
MEMBERS Mid Cap Growth Fund Class Y       14,090       14,993      2,543        26,540         161,891     (3,237)           --
                                                                                            ----------   --------        ------
   TOTALS                                                                                   $1,352,830   $(23,252)       $4,756
                                                                                            ==========   ========        ======

                                        Balance of                            Balance of
                                       Shares Held     Gross                  Shares Held    Value at     Realized   Distributions
        Fund/Underlying Fund          at 12/31/2007  Additions  Gross Sales  at 3/31/2008   3/31/2008       Loss      Received(2)
        --------------------          -------------  ---------  -----------  ------------  -----------  -----------  -------------
TARGET RETIREMENT 2030 FUND
MEMBERS High Income Fund Class Y          15,275       23,719      1,037        37,957      $  258,865    $  (378)       $2,996
MEMBERS Large Cap Growth Fund
   Class Y(1)                              9,106       19,848        230        28,724         431,716       (561)           --
MEMBERS Large Cap Value Fund Class Y       9,430       12,676      1,903        20,203         289,911     (3,874)           --
MEMBERS Mid Cap Growth Fund Class Y       10,604       18,956        232        29,328         178,900       (317)           --
MEMBERS Small Cap Growth Fund
   Class Y                                 4,281        7,639         94        11,826         108,322       (204)           --
                                                                                            ----------    -------        ------
   TOTALS                                                                                   $1,267,714    $(5,334)       $2,996
                                                                                            ==========    =======        ======

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                        Balance of                            Balance of
                                       Shares Held     Gross                  Shares Held    Value at     Realized   Distributions
        Fund/Underlying Fund          at 12/31/2007  Additions  Gross Sales  at 3/31/2008   3/31/2008      (Loss)     Received(2)
        --------------------          -------------  ---------  -----------  ------------  -----------  -----------  -------------
TARGET RETIREMENT 2040 FUND
MEMBERS High Income Fund Class Y           6,898        9,531        911        15,518       $105,830     $  (353)       $1,279
MEMBERS Large Cap Growth Fund
   Class Y(1)                              7,192       13,996        664        20,524        308,482      (1,512)           --
MEMBERS Large Cap Value Fund Class Y       7,364        8,895      1,848        14,411        206,791      (4,130)           --
MEMBERS Mid Cap Growth Fund Class Y       11,590       18,746        957        29,379        179,211      (1,429)           --
MEMBERS Small Cap Growth Fund
   Class Y                                 4,454        7,175        365        11,264        103,181        (812)           --
                                                                                             --------     -------        ------
   TOTALS                                                                                    $903,495     $(8,236)       $1,279
                                                                                             ========     =======        ======

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Trust's annual and semiannual reports provide additional information about each fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Insurance Society at 1-800-798-5500.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Mary E. Hoffmann (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


By: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

Date: 05/20/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, Ultra Series Fund

Date: 05/20/08


By: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

Date: 05/20/08

EXHIBIT LIST

Exhibit 99.1 Certfication of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certfication of Mary E. Hoffmann (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.